File Nos.   333-06709
                                                                811-05618
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No.    1                             (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
            Amendment  No.    29                                           (X)

                      (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------
        (Name  of  Depositor)


     1750  Hennepin  Avenue,  Minneapolis,  MN                           55403
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code    (612)  347-6596

     Name  and  Address  of  Agent  for  Service
     -------------------------------------
          Michael  T.  Westermeyer
          Allianz  Life  Insurance  Company  of  North  America
          1750  Hennepin  Avenue
          Minneapolis,  MN    55403

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT  06881
          (203)  226-7866



It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     __X__  on May 1, 1997  pursuant  to  paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the most recent fiscal year on or about February 24, 1997.


                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                                 Location
--------                                                 -----------------------

          PART A

Item 1.   Cover Page . . . . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions .  . . . . . . . . . . . . . . .   Index of Terms

Item 3.   Synopsis or Highlights.  . . . . . . . . . .   Profile

Item 4.   Condensed Financial Information. . . . . . .   Not Applicable

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . . Other Information-
                                                         The Separate Account,
                                                         Allianz Life,
                                                         Investment Options

Item 6.   Deductions. . . . . . . . .. . . . . . . . . . Expenses

Item 7.   General Description of Variable
          Annuity Contracts . . . . . . . . . . . . . . .The Valuemark IV
                                                         Variable Annuity
                                                         Contract

Item 8.   Annuity Period. . .. . . . . . . . . . . . . . Annuity Payments
                                                         (The Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . . Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . . .Purchase

Item 11.  Redemptions. . . . . . . . . . . . . . . . . . Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . . Taxes

Item 13.  Legal Proceedings. . . . . . . . . . . . . . . None

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . .    Table of Contents
                                                         of the Statement of
                                                         Additional Information




                        CROSS REFERENCE SHEET (cont'd)
                            (Required by Rule 495)

Item No.                                               Location
--------                                               --------------------

          PART B

Item 15.  Cover Page. . . . . . . . .. . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . .   Insurance Company

Item 18.  Services. . . . . . . . . . . . .. . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered. . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data. . . . . .   Calculation of
                                                       Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . .  . . . . . .   Financial Statements




                                 PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                                 PART A


Profile of the
Valuemark IV
Variable Annuity
Contract


May 1, 1997


This Profile is a summary of some of the more important points that you should consider and know before purchasing the Valuemark IV Variable Annuity Contract with a fixed account option. The Contract is more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.


1. THE VALUEMARK IV
VARIABLE ANNUITY CONTRACT


The variable annuity contract with a fixed account option offered by Allianz Life is a contract between you, the owner, and Allianz Life Insurance Company of North America, an insurance company. The Contract provides a means for investing on a tax-deferred basis in 23 funds of Franklin Valuemark Funds, a series fund, and a fixed account option of Allianz Life. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed annuity income options.

The Contract has 24 investment options. There are 23 funds which are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates. A list of the available funds is contained in Section 4. Depending upon market conditions, you can make or lose money in the funds based on the funds' investment performance. The funds are designed to offer a better return than the fixed account option, however, this is not guaranteed.


The fixed account offers an interest rate that is guaranteed by Allianz Life. The interest rate is set monthly and is guaranteed for 12 months. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Allianz Life.

Allianz Life reserves the right to limit the number of funds which you may invest in at any one time (now or in the future). Currently, you can put your money in 10 investment options (which includes any of the 23 funds listed in Section 4 and the Allianz Life fixed account).


Like all deferred annuity contracts, your Contract has two phases: the accumulation phase and the payout phase. During the accumulation phase, your earnings accumulate on a tax-deferred basis and are based on the investment performance of the fund(s) you selected and/or the interest rate earned on the money you have in the fixed account. During the accumulation phase, the earnings are taxed as income only when you make a surrender. The payout phase occurs when you begin receiving regular payments from your Contract. The amount of the payments you may receive during the payout phase depends in part upon the amount of money you are able to accumulate in your Contract during the accumulation phase.


2. ANNUITY PAYMENTS
(THE PAYOUT PHASE)

You can receive monthly annuity payments from your Contract by selecting one of the following annuity options (all of these options assume you are the owner and the annuitant): (1) payments for your life; (2) payments for your life, but if you die before payments have been made for the guaranteed period you selected, payments will continue for the remainder of the guaranteed period (5, 10, 15 or 20 years); (3) payments during the joint lifetime of you and the joint annuitant
- when either of you die,  payments will continue as long as the survivor lives;
(4) payments during the joint lifetime of you and the joint annuitant, but if you or the joint annuitant die before payments have been made for the guaranteed period you selected, payments will continue for the remainder of the guaranteed period (5, 10, 15 or 20 years); and (5) payments during your life ending with the last payment due prior to your death with a guarantee that at your death Allianz Life will make a refund to your beneficiary. Once you begin receiving regular payments, you cannot change your annuity option or surrender your Contract.

During the payout phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments based on the performance of the funds (variable payout), the fixed account (fixed payout), or both. If you choose to have any part of your payments based on fund performance, the dollar amount of your annuity payments may go up or down, depending on the investment performance.



3. PURCHASE


You can buy the Contract with $5,000 or more under most circumstances. You can add $250 or more any time you like during the accumulation phase. Contact your registered representative to help you fill out the proper forms. You and the annuitant cannot be older than 85 years old at the time you buy the Contract.



4. INVESTMENT OPTIONS

You may invest in the Allianz Life fixed account or the following funds of Franklin Valuemark Funds:


FUND SEEKING STABILITY
OF PRINCIPAL AND INCOME:
Money Market Fund

FUNDS SEEKING CURRENT INCOME:
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

FUNDS SEEKING GROWTH AND INCOME:
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Utility Equity Fund

FUNDS SEEKING CAPITAL GROWTH:
Capital Growth Fund
Mutual Discovery Securities Fund
Natural Resources Securities Fund
 (formerly, Precious Metals Fund)
Small Cap Fund
Templeton Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International
 Smaller Companies Fund
Templeton Pacific Growth Fund


The funds are fully described in the attached prospectus for Franklin Valuemark Funds. You can make or lose money based on the funds performance.


5. EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.


The annual insurance charges total 1.49% of the average daily value of your Contract allocated to the funds during the accumulation period (1.40% during the payout phase). Each year Allianz Life also deducts a $30 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the cumulative value of all your Valuemark IV Contracts (registered with the same social security number) are at least $50,000 (except in New Jersey). There are also annual fund operating expenses, which vary depending upon the funds you select. In 1996, these expenses ranged from .40% to 1.49% of the average daily value of the funds.


You can transfer between accounts up to 12 times a year without charge. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less. Market timing transfers may not be permitted.

If you make a surrender from the Contract, Allianz Life may assess a contingent deferred sales charge (surrender charge). The amount of the charge depends upon how long Allianz Life has had your payment. Each purchase payment you add to your Contract has its own 7 year charge period. The charge is:


          Number of          Contingent deferred
        complete years  sales charge (as a percentage
         from receipt       of purchase payments)
         -------------       ------------------
               0                     6%
               1                     6%
               2                     6%
               3                     5%
               4                     4%
               5                     3%
               6                     2%
           7 or more                 0%


Under certain circumstances, after the first year, Allianz Life will permit you to access your money in the Contract without deducting a contingent deferred sales charge: 1) if you become confined to a nursing home; 2) if you become terminally ill; or 3) if you become disabled. Also, if you are unemployed for at least 90 consecutive days, you can take up to 50% of your money out of the Contract without incurring a contingent deferred sales charge. These options may not be available in all states.

Allianz Life will assess a state premium tax charge which ranges from 0-3.5% (depending upon the state) when you die, start receiving annuity payments or make a complete surrender.


We have provided the following  chart to help you  understand the expenses in your  Contract.  The column "Total Annual  Expenses"
shows the total of the $30 contract  maintenance  charge (which is represented as .10% below), the 1.49% insurance charges and the total annual fund expenses for each fund.  The next two columns show you two examples of the expenses,  in dollars,  you would pay under a Contract.  The examples  assume that you invested $1,000 in a Contract which earns 5% annually and that you surrender your
Contract:  (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual  Expenses are assessed as well as the contingent  deferred sales charge. For year 10, the Total Annual Expenses are assessed but no contingent deferred sales charge is deducted. The premium tax is assumed to be 0% in both examples.  These are just examples.  They do not represent past or future expenses or returns. Actual expenses may be higher or lower than those shown.
                                                                                                 EXAMPLES:


                                                    Total
                                                    Annual      Total           Total            Expenses    Expenses
                                                    Insurance   Annual Fund     Annual           at end of   at end of
Fund                                                Charges     Expenses        Expenses         1 Year      10 Years


Money Market                                        1.59%         .53%          2.12%            $82         $245
Growth and Income                                   1.59%         .50%          2.09%            $81         $242
Natural Resources Securities*                       1.59%         .65%          2.24%            $83         $257
Real Estate Securities                              1.59%         .57%          2.16%            $82         $249
Utility Equity                                      1.59%         .50%          2.09%            $81         $242
High Income                                         1.59%         .54%          2.13%            $82         $246
Templeton Global Income Securities                  1.59%         .61%          2.20%            $82         $253
Income Securities                                   1.59%         .50%          2.09%            $81         $242
U.S. Government Securities                          1.59%         .51%          2.10%            $81         $243
Zero Coupon 2000                                    1.59%         .40%          1.99%            $80         $231
Zero Coupon 2005                                    1.59%         .40%          1.99%            $80         $231
Zero Coupon 2010                                    1.59%         .40%          1.99%            $80         $231
Rising Dividends                                    1.59%         .76%          2.35%            $84         $268
Templeton International Equity                      1.59%         .89%          2.48%            $85         $282
Templeton Pacific Growth                            1.59%         .99%          2.58%            $86         $292
Templeton Global Growth                             1.59%         .93%          2.52%            $86         $286
Templeton Developing Markets Equity                 1.59%        1.49%          3.08%            $91         $340
Templeton Global Asset Allocation                   1.59%         .86%          2.45%            $85         $279
Small Cap                                           1.59%         .77%          2.36%            $84         $270
Templeton International Smaller Companies           1.59%        1.16%          2.75%            $88         $308
Capital Growth                                      1.59%         .77%          2.36%            $84         $270
Mutual Discovery Securities                         1.59%        1.05%          2.64%            $87         $298
Mutual Shares Securities                            1.59%         .85%          2.44%            $85         $278

*Prior to May 1, 1997, the Natural Resources Securities Fund was known as the Precious Metals Fund.

The expenses for the newly formed funds have been estimated. The expenses for the Zero Coupon funds reflect current expense reimbursement and/or fee waiver arrangements. For more detailed information, see the Fee Table in the prospectus for the Contract.




6. TAXES


Any earnings are not taxed until you take them out. In most cases, if you take money out, earnings come out first and are taxed as income.
If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on the taxable amounts surrendered. Payments during the payout phase are considered partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable.




7. ACCESS TO YOUR MONEY


You may make a surrender at any time during the accumulation phase. Any partial surrender must be for at least $500. You may request a surrender or elect the Systematic Withdrawal Program or Minimum Distribution Program which are briefly described in Section 10 of this Profile. After the first year, you can make multiple surrenders up to a total of 15% of the value of your Contract each year without charge from Allianz Life. Surrenders in excess of that amount will be subject to a contingent deferred sales charge. If you do not surrender the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year. Surrenders in excess of the 15% free withdrawal will be charged a contingent deferred sales charge which declines from 6% to 0% depending upon the number of complete years we have had your payment. After Allianz Life has had a payment for 7 years, there is no charge for surrenders related to that payment. Each purchase payment you add to your Contract has its own 7 year charge period. Of course, you may also have to pay income tax and a tax penalty on any money you take out of the Contract.




8. PERFORMANCE
OF THE FUNDS


The value of the Contract will vary up or down depending upon the performance of the fund(s) you choose. From time to time, Allianz Life may advertise total return figures based upon each fund's performance.




9. DEATH BENEFIT

If you die during the accumulation phase, the person you have selected as your beneficiary will receive a death benefit. This death benefit will be the greater of: 1) the current value of your Contract, less any taxes, on the day all claim proofs and payment election forms are received by Allianz Life at the Valuemark Service Center; or 2) (if applicable) the guaranteed minimum death benefit, less any taxes, as of the day you die. During the first year, the guaranteed minimum death benefit is equal to the payments you have made, less any money you have taken out and any charges paid on the money you have taken out. After the first year and before your 76th birthday, the guaranteed minimum death benefit as of the date of death is the greater of: A) payments you have made, less any money you have taken out and charges paid on the money you have taken out, increased by 5% per year on each Contract anniversary; or B) the highest of the Contract values for each six year Contract anniversary determined by the Contract value on such six year anniversary plus any payments made, less any money taken out since that Contract anniversary, and charges paid on the money you have taken out. Different rules will apply after your 76th birthday.



10. OTHER INFORMATION

Free Look. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a contingent deferred sales charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment. (Some states require that we return your payment.)

No Probate. In most cases, when you die, your beneficiary will receive the death benefit without going through probate.


Purchasing Considerations. The Valuemark IV Variable Annuity Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.


Additional Features

The Contract offers additional features which you might be interested in. These include:

Automatic Investment Plan - You can automatically add to your Contract on a monthly or quarterly basis for as little as $100 by electronic transfer of monies from your savings or checking account.


Dollar Cost Averaging Program - You can arrange to have a regular amount of money automatically transferred from selected funds to other funds each month. Theoretically this can give you a lower average cost per unit over time than a single one time purchase. However, there are no guarantees that this will take place.

Flexible Rebalancing - Allianz Life will automatically readjust your Contract value among the funds to maintain your specified allocation mix. This can be done quarterly, semi-annually or annually.

Systematic Withdrawal Program - You can elect to receive monthly or quarterly payments from Allianz Life while your Contract is in the accumulation phase. Of course, you may have to pay contingent deferred sales charges, tax penalties, and taxes on the money you receive.


Minimum Distribution Program - You can arrange to have money sent to you each month or quarter to meet certain required distribution requirements imposed by the Internal Revenue Code.

These features are not available in all states and may not be suitable for your particular situation.



11. INQUIRIES

If you have any questions about your Contract or need more information, please contact us at:

            Valuemark Service Center
            300 Berwyn Park
            P.O. Box 3031
            Berwyn, PA 19312-0031
            (800) 624-0197

                   THE VALUEMARK IV VARIABLE ANNUITY CONTRACT
                                  issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                     and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

This prospectus describes the Valuemark IV Variable Annuity Contract with a Fixed Account option offered by Allianz Life Insurance Company of North America (Allianz Life).


The annuity has 24 investment options - the 23 Funds of Franklin Valuemark Funds which are listed below and a Fixed Account option of Allianz Life. You can select up to 10 investment options (which includes any of the Funds listed below and the Fixed Account). The Fixed Account may not be available in your state.

FUND SEEKING STABILITY
OF PRINCIPAL AND INCOME
Money Market Fund

FUNDS SEEKING CURRENT INCOME
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

FUNDS SEEKING  GROWTH AND INCOME
Growth and Income Fund
Income  Securities  Fund
Mutual Shares  Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Utility Equity Fund

FUNDS SEEKING CAPITAL GROWTH
Capital Growth Fund
Mutual Discovery Securities Fund
Natural Resources Securities Fund
 (formerly, Precious Metals Fund)
Small Cap Fund
Templeton Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund



Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark IV Variable Annuity Contract with a Fixed Account option.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. The Table of Contents of the SAI is on Page 20 of this prospectus. For a free copy of the SAI, call us at (800) 342-3863 or write us at: 1750 Hennepin Avenue, Minneapolis, Minnesota 55403-2195.

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, COUNTRY, OR JURISDICTION IN WHICH THE OFFERING IS UNAUTHORIZED. NO SALES REPRESENTATIVE, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

Dated: May 1, 1997



TABLE OF CONTENTS
                                                   Page
INDEX OF TERMS ...................................    3
FEE TABLE ........................................    4
 1. THE VALUEMARK IV
    VARIABLE ANNUITY CONTRACT ....................    8
    Contract Owner ...............................    8
    Joint Owner ..................................    8
    Annuitant ....................................    8
    Beneficiary...................................    8
    Assignment ...................................    8
 2. ANNUITY PAYMENTS
    (THE PAYOUTPHASE) ............................    9
    Annuity Options ..............................    9
 3. PURCHASE .....................................   10
    Purchase Payments ............................   10
    Automatic Investment Plan ....................   10
    Allocation of Purchase Payments ..............   10
    Free Look ....................................   10
    Accumulation Units ...........................   10
 4. INVESTMENT OPTIONS ...........................   11
    Transfers ....................................   12
    Dollar Cost Averaging Program ................   12
    Flexible Rebalancing .........................   13
    Voting Privileges ............................   13
    Substitution .................................   13
 5. EXPENSES .....................................   13
    Insurance Charges ............................   13
     Mortality and Expense Risk Charge ...........   13
     Administrative Charge .......................   13
    Contract Maintenance Charge ..................   13
    Contingent Deferred Sales Charge .............   14
    Waiver of Contingent
    Deferred Sales Charge Benefits ...............   14
    Reduction or Elimination of the
    Contingent Deferred Sales Charge .............   14
    Transfer Fee .................................   14
    Premium Taxes ................................   15
    Income Taxes .................................   15
    Fund Expenses ................................   15
 6. TAXES ........................................   15
    Annuity Contracts in General .................   15
    Qualified and Non-Qualified Contracts ........   15
    Surrenders - Non-Qualified Contracts .........   15
    Surrenders - Qualified Contracts .............   16
    Surrenders - Tax-Sheltered Annuities .........   16
    Diversification ..............................   16
 7. ACCESS TO YOUR MONEY .........................   16
    Systematic Withdrawal Program ................   16
    Minimum Distribution Program .................   17
    Suspension of Payments or Transfers ..........   17
 8. PERFORMANCE ..................................   17
 9. DEATH BENEFIT ................................   17
    Upon Your Death ..............................   17
    Death of Annuitant ...........................   18
10. OTHER INFORMATION ............................   18
    Allianz Life .................................   18
    The Separate Account .........................   18
    Distribution .................................   19
    Administration ...............................   19
    Financial Statements .........................   19
APPENDIX .........................................   19
TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION ...........................   20


INDEX OF TERMS
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.
                                                   Page
Accumulation Phase ...............................    8
Accumulation Unit ................................   10
Annuitant ........................................    8
Annuity Options ..................................    9
Annuity Payments .................................    8
Annuity Unit .....................................   10
Beneficiary ......................................    8
Contract..........................................    8
Contract Owner ...................................    8
Fixed Account ....................................    8
Funds ............................................   11
Income Date ......................................    9
Joint Owner ......................................    8
Non-Qualified ....................................   15
Payout Phase .....................................    8
Purchase Payment .................................   10
Qualified ........................................   15
Tax Deferral .....................................    8

FEE TABLE
CONTRACT OWNER TRANSACTION FEES
Contingent Deferred Sales Charge*
(as a percentage of Purchase Payments)
                                        Number of Complete
                                        Years From Receipt  Charge
                                          --------------     -----
                                                 0            6%
                                                 1            6%
                                                 2            6%
                                                 3            5%
                                                 4            4%
                                                 5            3%
                                                 6            2%
                                          7 years or more     0%

Transfer Fee**.....................  First 12 transfers in a  Contract  year are  free.  Thereafter,  the fee is $25
                                     (or 2% of the amount transferred,if less).
                                     Dollar Cost Averaging transfers and
                                     Flexible Rebalancing transfers are not
                                     counted.
Contract Maintenance Charge***...... $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and Expense Risk Charge****....................    1.34%
Administrative Charge....................................     .15%
                                                             ------
Total Separate Account Annual Expenses...................    1.49%


*Each year after the first Contract year, you may make multiple partial surrenders of up to a total of 15% of the value of your Contract and no contingent deferred sales charge will be assessed. See Section 7 - Access to Your Money for additional options.
**The Contract provides that if more than three transfers have been made in a Contract year, the Company reserves the right to deduct a transfer fee which will not exceed the lesser of $25 or 2% of the amount transferred. Market timing transfers may not be permitted.
***During the Accumulation Phase, the charge is waived if the value of your Contract is at least $50,000. If you own more than one Valuemark IV Contract (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $50,000, the charge is waived (except in New Jersey).
****The Mortality and Expense Risk Charge is 1.25% during the Payout Phase.

FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES
(as a percentage of Franklin Valuemark Funds' average net assets)


The Management and Fund  Administration Fees for each Fund are based on a percentage of that Fund's net assets. See the prospectus for Franklin Valuemark Funds for more information.

The "Management and Fund Administration Fees" below are the amounts that were paid to the Managers and Fund Administrators for the
1996  calendar  year except for Funds with fee  waivers/expense  reductions or newer Funds without a full year of operations as of
December 31, 1996.
                                                                                 Management
                                                                                  and Fund                    Total Annual
                                                                           Administration Fees1 Other Expenses Expenses
                                                                                -------------   ----------     --------
Money Market Fund2 .........................................................         .51%           .02%        .53%
Growth and Income Fund .....................................................         .48%           .02%        .50%
Natural Resources Securities Fund3 .........................................         .60%           .05%        .65%
Real Estate Securities Fund ................................................         .55%           .02%        .57%
Utility Equity Fund ........................................................         .47%           .03%        .50%
High Income Fund ...........................................................         .52%           .02%        .54%
Templeton Global Income Securities Fund ....................................         .56%           .05%        .61%
Income Securities Fund .....................................................         .47%           .03%        .50%
U.S. Government Securities Fund ............................................         .49%           .02%        .51%
Zero Coupon Fund-20004 .....................................................         .38%           .02%        .40%
Zero Coupon Fund-20054 .....................................................         .38%           .02%        .40%
Zero Coupon Fund-20104 .....................................................         .38%           .02%        .40%
Rising Dividends Fund ......................................................         .75%           .01%        .76%
Templeton International Equity Fund ........................................         .81%           .08%        .89%
Templeton Pacific Growth Fund ..............................................         .89%           .10%        .99%
Templeton Global Growth Fund ...............................................         .88%           .05%        .93%
Templeton Developing Markets Equity Fund ...................................        1.25%           .24%       1.49%
Templeton Global Asset Allocation Fund .....................................         .80%           .06%        .86%
Small Cap Fund .............................................................         .75%           .02%        .77%
Templeton International Smaller Companies Fund5 ............................        1.00%           .16%       1.16%
Capital Growth Fund5 .......................................................         .75%           .02%        .77%
Mutual Discovery Securities Fund5 ..........................................         .95%           .10%       1.05%
Mutual Shares Securities Fund5 .............................................         .75%           .10%        .85%

1The Fund  Administration  Fee is a direct expense for the Templeton  Global Asset  Allocation  Fund, the Templeton  International
Smaller  Companies Fund, the Mutual Shares  Securities Fund and the Mutual Discovery  Securities Fund; other Funds pay for similar services  indirectly  through the Management Fee. See the Franklin  Valuemark Funds prospectus for further  information  regarding these fees.
2Franklin  Advisers,  Inc.  agreed to waive a portion of its Management  Fee and to pay certain  expenses of the Money Market Fund during 1996. It is currently  continuing  this  arrangement in 1997.  This  arrangement  may be terminated at any time.  With this reduction, the Fund's total annual expenses for 1996 were 0.43% of the average daily net assets of the Fund.
3Prior to May 1, 1997, the Natural Resources Securities Fund was known as the Precious Metals Fund.
4Although  not obligated  to,  Franklin  Advisers,  Inc. has agreed to waive a portion of its  Management  Fees and to pay certain expenses of the three Zero Coupon Funds  through at least  December  31, 1997 so that the total  expenses of each Zero Coupon Fund will not exceed  0.40% of each Fund's net assets.  Absent the  management  fee  waivers and expense  payments,  for the year ended
December 31, 1996,  the Total Annual  Expenses and the Management and Fund  Administration  Fees would have been as follows:  Zero
Coupon Fund-2000, .62% and .60%; Zero Coupon Fund-2005, .65% and .63%; and Zero Coupon Fund- 2010, .65% and .63%.
5The Capital Growth and Templeton  International  Smaller  Companies  Funds began  operations on May 1, 1996 and the Mutual Shares
Securities and Mutual  Discovery  Securities  Funds began operations on November 8, 1996. The expenses shown above for these Funds are therefore estimated for 1997.


The purpose of this Fee Table is to help you understand the costs of investing,  directly or indirectly,  in the Contract. The Fee
Table reflects expenses of the Separate Account as well as the Funds. The examples below should not be considered a representation of past or future  expenses.  Actual  expenses may be greater or less than those shown.  The $30  contract  maintenance  charge is included in the Examples as a prorated charge of $1. Since the average contract account size is greater than $1,000,  the contract maintenance charge is reduced accordingly.  Premium taxes are not reflected in the tables. Premium taxes may apply. For additional information, see Section 5 - Expenses and the Franklin Valuemark Funds prospectus.

EXAMPLES

You would pay the following expenses on a $1,000  investment,  assuming a 5% annual return on your money if you surrender your Contract at the end of each time period:
                                                                                   1 Year    3 Years   5 Years  10 Years
                                                                                    ----      -----     -----     -----
Money Market Fund ..............................................................     $82      $117      $148      $245
Growth and Income Fund .........................................................     $81      $116      $146      $242
Natural Resources Securities Fund ..............................................     $83      $121      $154      $257
Real Estate Securities Fund ....................................................     $82      $119      $150      $249
Utility Equity Fund ............................................................     $81      $116      $146      $242
High Income Fund ...............................................................     $82      $118      $148      $246
Templeton Global Income Securities Fund ........................................     $82      $120      $152      $253
Income Securities Fund .........................................................     $81      $116      $146      $242
U.S. Government Securities Fund ................................................     $81      $117      $147      $243
Zero Coupon Fund-2000++.........................................................     $80      $113      $141      $231
Zero Coupon Fund-2005++.........................................................     $80      $113      $141      $231
Zero Coupon Fund-2010++.........................................................     $80      $113      $141      $231
Rising Dividends Fund ..........................................................     $84      $124      $159      $268
Templeton International Equity Fund ............................................     $85      $128      $166      $282
Templeton Pacific Growth Fund ..................................................     $86      $131      $171      $292
Templeton Global Growth Fund ...................................................     $86      $129      $168      $286
Templeton Developing Markets Equity Fund .......................................     $91      $146      $196      $340
Templeton Global Asset Allocation Fund .........................................     $85      $127      $165      $279
Small Cap Fund .................................................................     $84      $125      $160      $270
Templeton International Smaller Companies Fund* ................................     $88      $136      $180      $308
Capital Growth Fund* ...........................................................     $84      $125      $160      $270
Mutual Discovery Securities Fund* ..............................................     $87      $133      $174      $298
Mutual Shares Securities Fund* .................................................     $85      $127      $164      $278

*Estimated
++Calculated with waiver of fees and reimbursement of expenses

You would pay the  following  expenses on a $1,000  investment,  assuming a 5% annual return on your money if your Contract is not surrendered or is annuitized:
                                                                                   1 Year    3 Years   5 Years  10 Years
                                                                                    ----      -----     -----     -----

Money Market Fund .............................................................      $22        $66     $114      $245
Growth and Income Fund ........................................................      $21        $65     $112      $242
Natural Resources Securities Fund .............................................      $23        $70     $120      $257
Real Estate Securities Fund ...................................................      $22        $68     $116      $249
Utility Equity Fund ...........................................................      $21        $65     $112      $242
High Income Fund ..............................................................      $22        $67     $114      $246
Templeton Global Income Securities Fund .......................................      $22        $69     $118      $253
Income Securities Fund ........................................................      $21        $65     $112      $242
U.S. Government Securities Fund ...............................................      $21        $66     $113      $243
Zero Coupon Fund-2000++........................................................      $20        $62     $107      $231
Zero Coupon Fund-2005++........................................................      $20        $62     $107      $231
Zero Coupon Fund-2010++........................................................      $20        $62     $107      $231
Rising Dividends Fund .........................................................      $24        $73     $125      $268
Templeton International Equity Fund ...........................................      $25        $77     $132      $282
Templeton Pacific Growth Fund .................................................      $26        $80     $137      $292
Templeton Global Growth Fund ..................................................      $26        $78     $134      $286
Templeton Developing Markets Equity Fund ......................................      $31        $95     $162      $340
Templeton Global Asset Allocation Fund ........................................      $25        $76     $131      $279
Small Cap Fund ................................................................      $25        $74     $126      $270
Templeton International Smaller Companies Fund* ...............................      $28        $85     $146      $308
Capital Growth Fund* ..........................................................      $24        $74     $126      $270
Mutual Discovery Securities Fund* .............................................      $27        $82     $140      $298
Mutual Shares Securities Fund* ................................................      $25        $76     $130      $278

*Estimated
++Calculated with waiver of fees and reimbursement of expenses


As of December 31, 1996, no Contracts had been sold. Therefore, Allianz Life has not provided Condensed Financial Information.

1. THE VALUEMARK IV VARIABLE ANNUITY CONTRACT
-------------------------------------------------------------------------------
This prospectus describes a variable annuity contract with a Fixed Account option offered by Allianz Life.


An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments, beginning on a designated date that is at least two years in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase. The Contract benefits from Tax Deferral.


Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.


The Contract is called a variable annuity because you can choose among 23 Funds and depending upon market conditions, you can make or lose money in the Funds based on the Funds' investment performance. The Funds are designed to offer a better return than the fixed account option, however, this is not guaranteed. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Fund(s) you select. The amount of the Annuity Payments you receive during the Payout Phase from the variable annuity portion of the Contract also depends in large part upon the investment performance of the Funds you select for the Payout Phase.


The Contract also contains a Fixed Account option. The Fixed Account option offers an interest rate that is guaranteed for all deposits made within the twelve month period by Allianz Life. This interest rate is set monthly and is guaranteed for 12 months. Allianz Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Allianz Life. If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER

The Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (except in Pennsylvania and Oregon). Upon the death of either Joint Owner, the surviving spouse will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

ANNUITANT


An Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).


BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can assign the Contract at any time during your lifetime. Allianz Life will not be bound by the assignment until it receives the written notice of the assignment. Allianz Life will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.




2. ANNUITY PAYMENTS
(THE PAYOUT PHASE)
-------------------------------------------------------------------------------
You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 2 years after you buy the Contract. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Annuity Payments must begin by the Annuitant's 85th birthday or 10 years from the date the Contract was issued, whichever is later. This limitation may not apply when the contract is issued to a charitable remainder trust. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.


If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). Under a variable payout, you have the same investment choices from the Funds that were available during the Accumulation Phase. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.


If you choose to have any portion of your Annuity Payments based on the investment performance of the Fund(s), the dollar amount of your payments will depend upon three things: 1) the value of your Contract in the Fund(s) on the Income Date, 2) the 5% assumed investment rate used in the annuity table for the Contract, and 3) the performance of the Fund(s) you selected. If the actual performance exceeds the 5% assumed rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.


ANNUITY OPTIONS

You can choose one of the following Annuity Options or any other Annuity Option you want and that Allianz Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 or 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if, when the Annuitant dies, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you for the rest of the guaranteed period. If you do not want to receive Annuity Payments, you can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to the survivor can be equal to 100%, 75% or 50% of the amount that we would have paid if they both were alive.
The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 or 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that would have been paid if they were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you designate for the rest of the guaranteed period. If you do not want to receive Annuity Payments, you can ask us for a single lump sum.


OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies with a guarantee that Allianz Life will pay you a refund as set forth in the contract.


3. PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS


A Purchase Payment is the money you invest in the Contract. The minimum payment Allianz Life will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you enroll in the Automatic Investment Plan (which is described below), your Purchase Payment can be $2,000. If you are buying the Contract as part of an IRA (Individual Retirement Annuity), 401(k) or other Qualified plan, the minimum amount we will accept is $2,000. The maximum we will accept without our prior approval is $1 million. You can make additional Purchase Payments of $250 (or as low as $100 if you have selected the Automatic Investment Plan) or more to either type of Contract. Allianz Life may, at its sole discretion, waive the minimum payment requirements. At the time you buy the Contract, you and the Annuitant cannot be older than 85 years old.


AUTOMATIC INVESTMENT PLAN


The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Funds you have selected. We ask that you allocate your money in either whole percentages or round dollars. The Fixed Account may not be available in your state (check with your registered representative). You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. Allianz Life reserves the right to limit the number of Funds that you may invest in at one time. Currently, you may invest in 10 investment options at one time (which includes any of the 23 Funds of Franklin Valuemark Funds listed in Section 4 and the Allianz Life Fixed Account option). We may change this in the future. However, we will always allow you to invest in at least five Funds.

Once we receive your Purchase Payment, the necessary information and federal funds (federal funds means monies credited to a bank's account with its regional federal reserve bank), we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

FREE LOOK


If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, Allianz Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. In certain states or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to put your initial Purchase Payment in the Money Market Fund for 15 days after we issue your Contract. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Funds and/or the Fixed Account as you have selected.


ACCUMULATION UNITS


The value of the portion of your Contract allocated to the Funds will go up or down based upon the investment performance of the Fund(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit. Every business day we determine the value of an Accumulation Unit by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:


1. dividing the value of a Fund share at the end of the current period by the value of a Fund share for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Fund. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Fund by the value of the corresponding Accumulation Unit.


We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.


EXAMPLE:
On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Growth and Income Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Growth and Income Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.


4. INVESTMENT OPTIONS
-------------------------------------------------------------------------------

The Contract offers 23 Funds of Franklin Valuemark Funds and a Fixed Account option of Allianz Life. Additional Funds may be available in the future.

YOU SHOULD READ THE FRANKLIN VALUEMARK FUNDS PROSPECTUS (WHICH IS ATTACHED TO THIS PROSPECTUS) CAREFULLY BEFORE INVESTING.

Franklin Valuemark Funds is the mutual fund underlying your Contract. Each Fund has its own investment objective. Franklin Advisers, Inc. serves as each Fund's investment manager (except the Templeton Global Growth Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies Fund, the Rising Dividends Fund, the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund). The investment manager for the Templeton Global Growth and the Templeton Global Asset Allocation Funds is Templeton Global Advisors Limited. The investment manager for the Templeton Developing Markets Equity Fund is Templeton Asset Management Ltd. The investment manager for the Templeton International Smaller Companies Fund is Templeton Investment Counsel, Inc. The investment manager for the Rising Dividends Fund is Franklin Advisory Services, Inc. The investment manager for the Mutual Shares Securities and the Mutual Discovery Securities Funds is Franklin Mutual Advisers, Inc. Certain managers have retained one or more sub-advisers to help them manage the Funds.

Franklin Valuemark Funds serves as the underlying mutual fund for variable life insurance policies offered by Allianz Life and other variable annuity contracts offered by Allianz Life and its affiliates. Franklin Valuemark Funds does not believe that offering its shares in this manner will be disadvantageous to you.

The following is a list of the Funds which are available under the Contract:

FUND SEEKING STABILITY
OF PRINCIPAL AND INCOME:
Money Market Fund

FUNDS SEEKING CURRENT INCOME:
High Income Fund
Templeton Global Income Securities Fund
U.S. Government Securities Fund
Zero Coupon Funds - 2000, 2005 and 2010

FUNDS SEEKING GROWTH AND INCOME:
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Utility Equity Fund


FUNDS SEEKING CAPITAL GROWTH:
Capital Growth Fund
Mutual Discovery Securities Fund
Natural Resources Securities Fund
 (formerly, Precious Metals Fund)
Small Cap Fund
Templeton Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund


TRANSFERS


You can transfer money among the 23 Funds and/or the Fixed Account. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Fund. We reserve the right to reject any specific Purchase Payment allocation or transfer request from a professional market timer or registered representative or to prohibit these types of transfers if we determine that they could harm a Fund.


Your Contract provides that you can make 3 transfers every year without charge. However, currently Allianz Life permits you to make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Account and to or from any Fund. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following applies to any transfer:

1. The minimum amount which you can transfer is $1,000 ($500 in New Jersey) or your entire value in the Fund or Fixed Account. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program or Flexible Rebalancing (which are described below).

2. We may not allow you to make transfers during the free look period.

3. Your request for a transfer must clearly state which Fund(s) or the Fixed Account is involved in the transfer.

4. Your request for a transfer must clearly state how much the transfer is for.

5. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6. During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7. During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

Allianz Life has reserved the right to modify the transfer provisions subject to the guarantees described above.

You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless Allianz Life is instructed otherwise, Allianz Life will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Fund or the Fixed Account to up to eight of the other Funds. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

You must participate in the program for at least six months (or two quarters) and must transfer at least $500 each time (or $1,500 each quarter). Your allocations can be in whole percentages or dollar amounts. The Fund(s) you transfer from may not be the Fund(s) you transfer to in this program. You may elect this program by properly completing the Dollar Cost Averaging forms provided by Allianz Life. All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day.

Your participation in the program will end when any of the following occurs: (1) the number of desired transfers have been made; (2) you do not have enough money in the Fund(s) or Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);
(3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); (4) the Contract is terminated; or (5) we receive proof of the Contract Owner's death.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

FLEXIBLE REBALANCING


Once your money has been invested, the performance of the Funds may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Funds. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Fund allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day. If you participate in Flexible Rebalancing, the transfers made under the program are not taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.

VOTING PRIVILEGES

Allianz Life is the legal owner of the Fund shares. However, when a Fund solicits proxies in conjunction with a shareholder vote, Allianz Life will obtain from you and other Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION


Allianz Life may substitute one of the Funds you have selected with another Fund. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.


5. EXPENSES
-------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Allianz Life makes a deduction for its insurance charges. Allianz Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge and 2) the administrative charge.


Mortality and Expense Risk Charge. During the Accumulation Phase, this charge is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Fund, after the deduction of expenses. During the Payout Phase, the charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Fund, after the deduction of expenses. This charge compensates us for all the insurance benefits provided by your Contract (for example, the guarantee of annuity rates, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). The amount of the mortality and expense risk charge is less during the Payout Phase because Allianz Life does not pay a death benefit if you die during the Payout Phase.

Administrative Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Fund, after the deduction of expenses. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.


CONTRACT MAINTENANCE CHARGE


Every year on the anniversary of the date when your Contract was issued, Allianz Life deducts $30 from your Contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge can not be increased.


However, during the Accumulation Phase, if the value of your Contract is at least $50,000 when the deduction for the charge is to be made, Allianz Life will not deduct this charge. If you own more than one Valuemark IV Contract, Allianz Life will determine the total value of all your Valuemark IV Contracts. If the total value of all Valuemark IV Contracts registered under the same social security number is at least $50,000, Allianz Life will not assess the contract maintenance charge (except in New Jersey). If the Contract is owned by a non-natural person (e.g., a corporation), Allianz Life will look to the Annuitant to determine if it will assess the charge.


If you make a complete surrender from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, the charge will be collected monthly out of each Annuity Payment.


CONTINGENT DEFERRED SALES CHARGE


Surrenders may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make surrenders from your Contract. Allianz Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon how long Allianz Life has had your payment. The charge is:

           Number of Complete      Contingent
           Years from Receipt       Deferred
          of Purchase Payment:    Sales Charge
             --------------         --------
                    0                   6%
                    1                   6%
                    2                   6%
                    3                   5%
                    4                   4%
                    5                   3%
                    6                   2%
                7 or more               0%

However, after Allianz Life has had a Purchase Payment for 7 years, there is no charge when you surrender that Purchase Payment. For purposes of the contingent deferred sales charge, Allianz Life treats surrenders as coming from the oldest Purchase Payments first. Allianz Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

NOTE: For tax purposes, surrenders are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Free Surrender Amount - Each year after the first Contract year, you can make multiple surrenders up to 15% of the value of your Contract and no contingent deferred sales charge will be deducted from the 15% you take out. (This amount may be increased when the Contract is issued to a charitable remainder trust.) Surrenders in excess of that free amount will be subject to the contingent deferred sales charge. If you do not surrender the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year.

You may also select to participate in the Systematic Withdrawal Program or the Minimum Distribution Program which allow you to make surrenders without the deduction of the contingent deferred sales charge under certain circumstances. See Section 7 - Access to Your Money for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.


WAIVER OF CONTINGENT DEFERRED
SALES CHARGE BENEFITS


Under certain circumstances, after the first year, Allianz Life will permit you to take your money out of the Contract without deducting a contingent deferred sales charge: 1) if you become confined to a nursing home; 2) if you become terminally ill, which is defined as life expectancy of 12 months or less (a full surrender of the Contract will be required); or 3) if you become totally disabled for at least 90 consecutive days.

Also, after the first year, if you become unemployed for at least 90 consecutive days, you can take up to 50% of your money out of the Contract without incurring a contingent deferred sales charge. This benefit is available only once during the life of the Contract and you may not use both this benefit and the 15% free surrender amount in the same Contract year. These benefits may not be available in your state.


REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE

Allianz Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Allianz Life. Allianz Life will not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, Allianz Life will not deduct a contingent deferred sales charge when a Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is reduced. Any circumstances resulting in reduction or elimination of the contingent deferred sales charge requires prior approval of Allianz Life.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer.

If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not count in determining the transfer fee.

PREMIUM TAXES


Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or a complete surrender is made. Allianz Life may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.


INCOME TAXES

Allianz Life will deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.

FUND EXPENSES


There are deductions from the assets of the various Funds for operating expenses (including management fees), which are described in the attached prospectus for Franklin Valuemark Funds.


6. TAXES
-------------------------------------------------------------------------------

NOTE: ALLIANZ LIFE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. ALLIANZ LIFE HAS INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of contract - Qualified or Non-Qualified (see following sections).


You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs - either as a surrender or as Annuity Payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.


When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than tax-qualified trusts), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax-Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), H.R. 10 Plans (sometimes referred to as Keogh Plans), and pension and profit-sharing plans, which include 401(k) plans.

If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.


SURRENDERS - NON-QUALIFIED CONTRACTS

If you make a surrender from your Contract, the Code treats such a surrender as first coming from earnings and then from your Purchase Payments. In most cases, such surrendered earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some surrenders will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 591/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer; (5) paid under an immediate annuity; or (6) which come from purchase payments made prior to August 14, 1982.

SURRENDERS - QUALIFIED CONTRACTS

The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of surrenders from Qualified Contracts is contained in the Statement of Additional Information.

SURRENDERS - TAX-SHELTERED ANNUITIES

The Code limits the surrender of purchase payments made by owners from certain Tax-Sheltered Annuities. Surrenders can only be made when a Contract Owner: (1) reaches age 591/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the Contract Owner can only surrender the Purchase Payments and not any earnings.


DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Funds are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Funds. If this occurs, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Funds, to make transfers among the Funds or the number and type of Funds Contract Owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Funds.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

7. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------


You can have access to the money in your Contract:
(1) by making a surrender (either a partial or a total surrender); (2) by receiving Annuity Payments; or (3) when a death benefit is paid to your Beneficiary. Surrenders can only be made during the Accumulation Phase.

When you make a complete surrender you will receive the value of the Contract on the day you made the surrender less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See
Section 5 - Expenses for a discussion of the charges.)

Any partial surrender must be for at least $500 and, unless you instruct Allianz Life otherwise, will be made pro-rata from all the Funds and the Fixed Account you selected. Allianz Life requires that after you make a partial surrender the value of your Contract must be at least $2,000.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY SURRENDER YOU MAKE.

There are limits to the amount you can surrender from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6 - Taxes and the discussion in the SAI.


SYSTEMATIC WITHDRAWAL PROGRAM


If the value of your Contract is at least $25,000, Allianz Life offers a program which provides automatic monthly or quarterly payments to you each year. The total systematic withdrawals which you can make each year without Allianz Life deducting a contingent deferred sales charge is limited to 15% of the value of your Contract determined on the last valuation date prior to the day your request is received. You may surrender any amount you want under this program if your payments are no longer subject to the contingent deferred sales charge. You may not participate in this program if you own a Non-Qualified Contract and are under age 591/2. If you make surrenders under this program, you may not also use the 15% free surrender amount that year. For a discussion of the contingent deferred sales charge and the 15% free surrender amount, see Section 5 - Expenses. All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the surrender will be made the previous business day.


INCOME TAXES MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM


If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Allianz Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for IRAs. If the value of your Contract is at least $25,000, Allianz Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free surrender amount.


SUSPENSION OF PAYMENTS OR TRANSFERS


Allianz Life may be required to suspend or postpone payments for surrenders or transfers for any period when:


1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Fund shares is not reasonably practicable or Allianz Life cannot reasonably value the Fund shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.


Allianz Life has reserved the right to defer payment for a surrender or transfer from the Fixed Account for the period permitted by law but not for more than six months.


8. PERFORMANCE
-------------------------------------------------------------------------------


Allianz Life periodically advertises performance of the various Funds. Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It may not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also typically include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Funds. Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized.

Certain Funds have been in existence for some time and have investment performance history. However, the Contracts have been available only since February 3, 1997. In order to demonstrate how the actual investment experience of the Funds may affect your Accumulation Unit values, Allianz Life has prepared hypothetical performance information which can be found in the SAI. The performance is based on the historical performance of the Funds, modified to reflect the current charges and expenses of your Contract as if it had been in existence for the time periods shown. The information is based upon the historical experience of the Funds and does not represent past or predict future performance.

The Appendix to this Prospectus contains additional and hypothetical performance information relating to the two new Franklin Valuemark Funds, the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund, which you may find informative. Please review it in the context of the other information about these Funds presented in the Franklin Valuemark Funds prospectus. The Company will not present this information in sales literature or advertisements unless current NASD positions are changed to permit such use.





Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.


Any performance advertised will be based on historical data and does not guarantee future results of the Funds.

9. DEATH BENEFIT
------------------------------------------------------------------------------

UPON YOUR DEATH

If you die during the Accumulation Phase, Allianz Life will pay a death benefit to your Beneficiary (see below). No death benefit is paid during the Payout Phase. If you have a Joint Owner, and the Joint Owner dies, the surviving owner will be considered the Beneficiary. Joint Owners must be spouses (except in Pennsylvania and Oregon).

The death benefit will be the greater of: 1) the current value of your Contract, less any taxes on the day all claim proofs and payment election forms are received by Allianz Life at the Valuemark Service Center; or 2) as set forth in the enhanced death benefit endorsement to the Contract, the guaranteed minimum death benefit, less any taxes, as of the day you die. Certain Contract Owners will not receive an enhanced death benefit endorsement. For these Contract Owners, the death benefit is as set forth in Item No. 1 above. During the first year, the guaranteed minimum death benefit is equal to the payments you have made, less any money you have taken out and any charges paid on the money you have taken out. After the first year and before your 76th birthday, the guaranteed minimum death benefit is the greater of: A) payments you have made, less any money you have taken out and charges paid on the money you have taken out, increased by 5% per year on each Contract anniversary; or B) the highest of the Contract values for each six year Contract anniversary determined by the Contract value on such six year anniversary plus any payments made, less any money taken out since that Contract anniversary, and charges paid on the money you have taken out. After your 76th birthday, the guaranteed minimum death benefit will only be increased by any payments you have made since the last Contract anniversary before your 76th birthday less any money you have taken out and any charges paid on the money you have taken out since such Contract anniversary. If you have a Joint Owner, the age of the oldest owner will be used to determine the guaranteed minimum death benefit. The guaranteed minimum death benefit will be reduced by any amounts surrendered after the date of death. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant.

The death benefit provision described above may not be available in your state. If it is not available, the death benefit will be equal to the value of your Contract (less any premium taxes) on the business day that Allianz Life receives proof of the death and payment instructions.

A Beneficiary may request that the death benefit be paid in one of the following ways: (1) payment of the entire death benefit within 5 years of the date of death; or(2) payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current value, or if greater, the death benefit value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.


If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.


DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If a new Annuitant is not named within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named. If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.

10. OTHER INFORMATION
-------------------------------------------------------------------------------

ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

THE SEPARATE ACCOUNT

Allianz Life established a separate account, Allianz Life Variable Account B (Separate Account), to hold the assets that underlie the Contracts. The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts. Each sub-account invests in a Fund.


The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.


DISTRIBUTION


NALAC Financial Plans, LLC (NFP) 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of Allianz Life. NFP has subcontracted with Franklin Advisers, Inc. ("Advisers") for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 6.0% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker-dealer to pay the broker-dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6% of Purchase Payments). In addition, Allianz Life and Franklin Advisers, Inc. and/or its affiliates may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). To the extent that the contingent deferred sales charge is insufficient to cover the actual cost of distribution, Allianz Life may use any of its corporate assets, including any profit from the mortality and expense risk charge, to make up any difference. Commissions may be recovered from a broker-dealer if a surrender occurs within 12 months of a Purchase Payment.


ADMINISTRATION

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

APPENDIX
-------------------------------------------------------------------------------


PERFORMANCE INFORMATION
OF SELECTED PUBLIC FUNDS





The Mutual Shares Securities Fund and Mutual Discovery Securities Fund ("New Valuemark Funds") are newly created (November 8, 1996) series of Franklin Valuemark Funds and do not yet have any meaningful performance history. The New Valuemark Funds do, however, have the same investment objective and portfolio managers,1 and substantially the same investment policies, as Class Z shares of two corresponding series of Franklin Mutual Series Fund Inc. (formerly "Mutual Series Fund Inc.") which have been sold directly to the public ("Public Funds"). Thus, the performance of the Public Funds may be considered relevant by investors.


Chart 1 below shows the past performance of the Public Funds, in terms of average annual total return over the periods indicated. Average annual total return represents the average annual change in value of an investment over the stated periods, assuming reinvestment of dividends and capital gains at net asset value. These figures reflect the deduction of the historical fees and expenses paid by the Public Funds, which have been sold without sales charges.

Chart 2 below shows hypothetical performance of Accumulation Units of the New Valuemark Funds, based on the past average annual total return of the Public Funds and the deduction of all current recurring expenses of the Separate Account. These figures do not reflect any contingent deferred sales charge or contract maintenance charge and have not been restated to reflect the higher expenses of the New Valuemark Funds; all of which would lower the hypothetical performance shown.

Chart 3 below shows hypothetical performance of Accumulation Units of the New Valuemark Funds, based on the past average annual total return of the Public Funds and the deduction of all current recurring expenses of the Separate Account, as well as deduction of the contract maintenance charge and the applicable contingent deferred sales charge. These figures have not been restated to reflect the higher expenses of the New Valuemark Funds which would lower the hypothetical performance shown.


Important Note: Past performance cannot predict or guarantee future results of the New Valuemark Funds. In addition, the investment performance of the New Valuemark Funds will differ from the performance of the Public Funds because of product and portfolio differences, including differences in portfolio size, the investments held, the timing of purchases of similar investments, cash flows, minor differences in certain investment policies, insurance product related tax diversification requirements, state insurance regulations, and additional administrative and insurance costs associated with insurance company separate accounts. These figures are not adjusted for tax consequences.

1In November 1996, Franklin Mutual Advisers, Inc., a wholly owned subsidiary of Franklin Resources, Inc., parent company of the investment managers of the Franklin Valuemark Funds, acquired the assets of Heine Securities Corporation, the investment manager of Mutual Series Fund Inc. This transaction did not, however, change the individual portfolio managers responsible for the day-to-day operations of Franklin Mutual Series Fund Inc., who are also responsible for the day-to-day operations of the New Valuemark Funds. Franklin Mutual Series Fund Inc. is distributed by Franklin Templeton Distributors, Inc.


1. Public Funds' Historical Performance
                                                                                           Since  Inception
            Periods Ended 12/31/96:                         One-Year Five-Years Ten-Years Inception  Date
-----------------------------------------------------------------------------------------------------------------------------------


            Mutual Discovery Fund - Class Z.................   24.93%     --       --     22.62%  12/31/92
            Mutual Shares Fund - Class Z....................   20.76%   19.06%   15.36%     --     7/1/49


2. Hypothetical Accumulation Unit Performance (includes all current recurring expenses of the Separate Account)
                                                                                           Since  Inception
            Periods Ended 12/31/96:                         One-Year Five-Years Ten-Years Inception  Date
------------------------------------------------------------------------------------------------------------------------------------


            Mutual Discovery Securities
             Sub-Account ...................................   23.09%     --       --     20.76%  12/31/92
            Mutual Shares Securities
             Sub-Account ...................................   19.02%   17.22%   13.58%     --     7/1/49

3. Hypothetical  Accumulation Unit Performance  (includes all current recurring  expenses of the Separate Account and deduction of the contingent deferred sales charge and contract maintenance charge)

                                                                                           Since  Inception
            Periods Ended 12/31/96:                         One-Year Five-Years Ten-Years Inception  Date
-----------------------------------------------------------------------------------------------------------------------------------

            Mutual Discovery Securities
             Sub-Account....................................   16.99%     --       --     20.07%  12/31/92
            Mutual Shares Securities
             Sub-Account....................................   12.92%   16.78%   13.51%     --     7/1/49


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

Insurance Company.................................    2
Experts...........................................    2
Legal Opinions....................................    2
Distributor.......................................    2
Reduction or Elimination of the
 Contingent Deferred Sales Charge.................    2
Calculation of Performance Data...................    2
Tax Status........................................    5
Annuity Provisions................................    9
Mortality and Expense Risk Guarantee..............   10
Financial Statements..............................   10



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                  May 1, 1997

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.

THIS STATEMENT OF ADDITIONAL  INFORMATION AND THE PROSPECTUS ARE DATED    MAY 1,
1997    , AND AS MAY BE AMENDED FROM TIME TO TIME.




Table of Contents
------------------------------------------------------

Contents                                          Page
Insurance Company...............................     2
Experts.........................................     2
Legal Opinions..................................     2
Distributor.....................................     2
Reduction or Elimination of the
 Contingent Deferred Sales Charge...............     2
Calculation of Performance Data.................     2
Tax Status......................................     5
Annuity Provisions..............................     9
Mortality and Expense Risk Guarantee............    10
Financial Statements............................    10


                                                                    V4 SAI 05/97

Insurance Company
--------------------------------------------------------------------------------

Allianz Life Insurance Company of North America (the "Insurance Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Insurance Company is a wholly-owned subsidiary of Allianz
Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Insurance Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance. On April 1, 1993, the Insurance Company changed its name from North American Life and Casualty Company to its present name.

The Insurance Company is rated A+ (Superior) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

Experts
--------------------------------------------------------------------------------


The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Insurance Company as of and for the year ended December 31, 1996 included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


Legal Opinions
--------------------------------------------------------------------------------

Legal matters in connection with the Contracts described herein are being passed
upon  by  the  law  firm  of  Blazzard,  Grodd  &  Hasenauer,   P.C.,  Westport,
Connecticut.

Distributor
--------------------------------------------------------------------------------

NALAC Financial Plans, LLC, a subsidiary of the Insurance Company, acts as the distributor. The offering is on a continuous basis.

Reduction or Elimination of the
Contingent Deferred Sales Charge
--------------------------------------------------------------------------------

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge will be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. The Contingent Deferred Sales Charge will also be eliminated when the Contract is sold by an agent of the Insurance Company to any members of his or her immediate family and the commission is reduced. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return


From time to time, the Insurance Company may advertise the performance data for the Funds in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Fund over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.34% Mortality and Expense Risk Charge, a 0.15% Administrative Charge, the operating expenses of the underlying Funds and any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge ("Standardized Total Return"). The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Contingent Deferred Sales Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


                                P (1 + T)n = ERV

P = a hypothetical initial payment of $1,000;
T = average annual total return;
n = number of years;
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).


The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Funds and assumes that the income earned by the investment in the Fund is reinvested.


Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

Yield

The Money Market Fund. The Insurance Company may advertise yield information for the Money Market Fund. The Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Fund's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Fund's investment securities. The fact that the Fund's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Fund's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Fund, and the deduction of the Mortality and Expense Risk Charge, the Administrative Charge and Contract Maintenance Charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)


For the seven-day period ending on 12/31/96, the Money Market Sub-Account had a current yield of 3.64% and an effective yield of 3.70%. The yield information assumes that the Sub-Account was invested in the Money Market Fund for the time period shown.

Other Funds. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Funds. Each Fund (other than the Money Market Fund) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Charge and Contract Maintenance Charge) by the accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                      -----
                                       cd
where:
a = net investment  income earned during the period by the Fund  attributable to shares  owned  by the  Fund;
b = expenses  accrued  for  the  period  (net  of reimbursements);
c = the average daily number of accumulation units outstanding during the period;
d = the maximum offering price per accumulation unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise yield information for any Fund (other than the Money Market Fund).


Performance Ranking


Total return may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS.

From time to time, evaluation of performance by independent sources may also be used.

Performance Information

Franklin Valuemark Funds - Existing Funds. The Funds of Franklin Valuemark Funds have been in existence for some time and have investment performance history (except the Capital Growth, Templeton International Smaller Companies, Mutual Shares Securities, and Mutual Discovery Securities Funds). In order to show how investment performance of the Funds affects accumulation unit values, the following hypothetical performance information was developed.

The chart below shows hypothetical accumulation unit performance which assumes that the accumulation units were invested in each of the Funds for the same periods. The performance figures in Column I represent hypothetical performance figures for the accumulation units which reflects the deduction of the Mortality and Expense Risk Charge, Administrative Charge, and the operating expenses of the Funds. Column II represents hypothetical performance figures for the accumulation units which reflects the the Mortality and Expense Risk Charge, Administrative Charge, the Contract Maintenance Charge, the operating expenses of the Funds and assumes that you make a withdrawal at the end of the period (therefore the Contingent Deferred Sales Charge is reflected). Past performance does not guarantee future results.

Franklin Valuemark IV
Total Return for the periods ended December 31, 1996

                                                   Column I                                 Column II
                                     ----------------------------------------  ---------------------------------------
                          Inception    One      Three     Five       Since      One      Three     Five       Since
Fund                        Date      Year      Years     Years    Inception   Year      Years     Years    Inception
----------------------------------------------------------------------------------------------------------------------
Capital Growth              5/1/96     NA        NA        NA         NA        NA        NA        NA         NA
Growth and Income          1/24/89   12.49%    12.43%    10.18%     8.67%      6.39%    10.97%     9.62%     8.58%
High Income                1/24/89   12.20%     8.43%    10.74%     8.59%      6.10%     6.87%    10.20%     8.50%
Income Securities          1/24/89    9.62%     6.88%     9.74%    10.16%      3.52%     5.26%     9.18%    10.07%
Money Market#              1/24/89    4.33%     3.60%     2.67%     3.72%     -1.77%     1.89%     1.95%     3.63%
Mutual Discovery
 Securities                11/8/96     NA        NA        NA         NA        NA        NA        NA         NA
Mutual Shares
 Securities                11/8/96     NA        NA        NA         NA        NA        NA        NA         NA
Natural Resources
 Securities*               1/24/89    2.45%    -0.08%     6.25%     4.67%     -3.65%    -1.92%     5.62%     4.58%
Real Estate Securities     1/24/89   30.84%    15.38%    14.74%    11.36%     24.74%    13.99%    14.26%    11.28%
Rising Dividends           1/27/92   22.33%    13.90%      NA        8.91%    16.23%    12.48%      NA       8.32%
Small Cap                  11/1/95   27.15%      NA        NA       24.37%    21.05%      NA        NA      19.98%
Templeton Developing
 Markets Equity            3/15/94   19.78%      NA        NA        4.98%    13.68%      NA        NA       3.17%
Templeton Global
 Asset Allocation           5/1/95   18.05%      NA        NA       14.26%    11.95%      NA        NA      11.33%
Templeton Global
 Growth                    3/15/94   19.48%      NA        NA       11.39%    13.38%      NA        NA       9.76%
Templeton Global
 Income Securities         1/24/89    8.01%     4.54%     5.20%     6.64%      1.91%     2.85%     4.55%     6.56%
Templeton
 International Equity      1/27/92   21.14%     9.47%      NA       10.01%    15.04%     7.93%      NA       9.44%
Templeton International
 Smaller Companies          5/1/96     NA        NA        NA         NA        NA        NA        NA         NA
Templeton Pacific Growth   1/27/92    9.45%     1.52%      NA       8.37%      3.35%    -0.27%      NA       7.78%
U.S. Government
 Securities                3/14/89    2.07%     4.15%     5.31%     6.65%     -4.03%     2.46%     4.66%     6.57%
Utility Equity             1/24/89    5.57%     5.98%     6.79%     9.48%      0.53%     4.34%     6.17%     9.41%
Zero Coupon - 2000#        3/14/89    0.90%     3.29%     6.27%     8.08%     -5.20%     1.57%     5.64%     8.01%
Zero Coupon - 2005#        3/14/89   -1.99%     4.27%     8.31%     9.55%     -8.09%     2.58%     7.72%     9.47%
Zero Coupon - 2010#        3/14/89   -4.14%     5.76%     9.71%    10.22%    -10.24%     4.12%     9.15%    10.14%

*Prior to May 1, 1997, the Natural Resources Securities Fund was known as the Precious Metals Fund.
#Calculated with waiver of fees and reimbursement of expenses.

Tax Status
--------------------------------------------------------------------------------

Note: The following description is based upon the Insurance Company's understanding of current federal income tax law applicable to annuities in general. The Insurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Insurance Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Insurance Company intends that all Funds of Franklin Valuemark Funds underlying the Contracts will be managed by the Managers for Franklin Valuemark Funds in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
(c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

Qualified Plans

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

a. H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals-Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d. Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals Qualified Contracts.") Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 591/2 ; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; and (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in
Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks. This exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 591/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Annuity Provisions
--------------------------------------------------------------------------------

Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Fund. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and joint annuitant where allowed.

Variable Annuity Payout

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Fund(s).

Annuity Unit Value

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Fund the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Fund by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each Fund remains unchanged unless the Contract Owner elects to transfer between Funds. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each Fund. The Annuity Payment in each Fund is determined by multiplying the number of Annuity Units then allocated to such Fund by the Annuity Unit value for that Fund.

On each subsequent Valuation Date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a Valuation Period is equal to:
a. the value of the Annuity Unit for the immediately preceding Valuation Period.
b. multiplied by the Net Investment Factor for the current Valuation Period;
c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is 5%. However, the Insurance Company may agree to use a different value.

Mortality and Expense Risk Guarantee
--------------------------------------------------------------------------------

The Insurance Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality and expense experience.

Financial Statements
--------------------------------------------------------------------------------


The audited consolidated financial statements of the Insurance Company as of and for the year ended December 31, 1996, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Variable Account as of and for the year ended December 31, 1996 are also included herein.





ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Independent Auditors' Report

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These
financial   statements  are  the  responsibility  of  the  Variable   Account's
management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material
misstatement.   An  audit  includes  examining,  on  a  test  basis,  evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 1996, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.


                                         KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 24, 1997

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements

Statements of Assets and Liabilities
December 31, 1996
(In thousands except per unit data)
                                                                                                                         U.S.
                                                              Money     Growth and  Precious     High    Real Estate  Government
                                                              Market      Income     Metals     Income   Securities   Securities
                                                               Fund        Fund       Fund       Fund       Fund         Fund
                                                              -------     -------    ------     ------    ---------    --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Money Market Fund, 375,683 shares, cost $375,683........   $375,683           -          -         -            -           -
  Growth and Income Fund, 55,678 shares, cost $793,252....          -     977,147          -         -            -           -
  Precious Metals Fund, 7,086 shares, cost $103,815.......          -           -    101,257         -            -           -
  High Income Fund, 28,418 shares, cost $367,146..........          -           -          -   402,400            -           -
  Real Estate Securities Fund, 13,634 shares,
   cost $217,032..........................................          -           -          -         -      301,991           -
  U.S. Government Securities Fund, 55,160 shares,
    cost $719,883.........................................          -           -          -         -            -     743,008
                                                              -------     -------    -------   -------      -------     -------
     Total assets.........................................    375,683     977,147    101,257   402,400      301,991     743,008
                                                              -------     -------    -------   -------      -------     -------
Liabilities:
 Accrued mortality and expense risk charges...............         48          33          8        19           15          31
 Accrued administrative charges...........................          6           4          1         2            2           4
                                                              -------     -------    -------   -------      -------     -------
     Total liabilities....................................         54          37          9        21           17          35
                                                              -------     -------    -------   -------      -------     -------
     Net assets...........................................   $375,629     977,110    101,248   402,379      301,974     742,973
                                                              =======     =======    =======   =======      =======     =======

Contract owners' equity:
 Contracts in accumulation period (note 6)................   $374,865     975,004    101,248   401,759      301,930     742,567
 Contracts in annuity payment period (note 2).............        764       2,106          -       620           44         406
                                                              -------     -------    -------   -------      -------     -------
     Total contract owners' equity........................   $375,629     977,110    101,248   402,379      301,974     742,973
                                                              =======     =======    =======   =======      =======     =======
 Accumulation units outstanding...........................     28,060      50,027      6,998    20,736       12,757      44,598
                                                              =======     =======    =======   =======      =======     =======
 Accumulation unit value per unit.........................    $13.359      19.490     14.467    19.375       23.668      16.650
                                                              =======     =======    =======   =======      =======     =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)


                                                                                                          Templeton
                                                        Utility       Zero        Zero        Zero      Global Income   Income
                                                        Equity       Coupon      Coupon      Coupon      Securities   Securities
                                                         Fund      Fund - 2000 Fund - 2005 Fund - 2010      Fund         Fund
                                                       --------    ----------- ----------- -----------   -----------  ----------
Investments at net asset value:
 Franklin Valuemark Funds:
  Utility Equity Fund, 60,392 shares, cost $948,947   $1,097,920           -           -           -             -            -
  Zero Coupon Fund - 2000, 6,855 shares,
   cost $95,941....................................            -     104,135           -           -             -            -
  Zero Coupon Fund - 2005, 4,492 shares,
   cost $66,082....................................            -           -      73,443           -             -            -
  Zero Coupon Fund - 2010, 4,357 shares,
   cost $66,131....................................            -           -           -      70,977             -            -
  Templeton Global Income Securities Fund,
   14,609 shares, cost $185,728....................            -           -           -           -       198,981            -
  Income Securities Fund,
   72,742 shares, cost $1,082,408..................            -           -           -           -             -    1,251,888
                                                       ---------     -------     -------     -------       -------    ---------
    Total assets...................................    1,097,920     104,135      73,443      70,977       198,981    1,251,888
                                                       ---------     -------     -------     -------       -------    ---------
Liabilities:
 Accrued mortality and expense risk charges........           42           9           8           7            12           39
 Accrued administrative charges....................            5           1           1           1             1            5
                                                       ---------     -------     -------     -------       -------     --------
    Total liabilities..............................           47          10           9           8            13           44
                                                       ---------     -------     -------     -------       -------    ---------
    Net assets.....................................   $1,097,873     104,125      73,434      70,969       198,968    1,251,844
                                                       =========     =======     =======     =======       =======    =========
Contract owners' equity:
 Contracts in accumulation period (note 6).........   $1,096,456     104,125      73,434      70,969       198,968    1,248,321
 Contracts in annuity payment period (note 2)......        1,417           -           -           -             -        3,523
                                                       ---------     -------     -------     -------       -------    ---------
    Total contract owners' equity..................   $1,097,873     104,125      73,434      70,969       198,968    1,251,844
                                                       =========     =======     =======     =======       =======    =========
 Accumulation units outstanding....................       53,086       5,636       3,579       3,297        11,857       57,504
                                                       =========     =======     =======     =======      ========     ========
 Accumulation unit value per unit..................      $20.654      18.475      20.517      21.522        16.781       21.708
                                                       =========     =======     =======     =======      ========     ========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)


                                                       Templeton              Templeton     Templeton    Templeton     Templeton
                                                        Pacific    Rising   International   Developing     Global     Global Asset
                                                        Growth    Dividends    Equity     Markets Equity   Growth      Allocation
                                                         Fund       Fund        Fund           Fund         Fund          Fund
                                                        -------    -------  ------------- -------------  ---------    ------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Pacific Growth Fund,
   22,370 shares, cost $307,615....................    $330,175          -            -             -           -            -
  Rising Dividends Fund,
   35,399 shares, cost $393,224....................           -    545,147            -             -           -            -
  Templeton International Equity Fund,
   67,098 shares, cost $853,455....................           -          -    1,036,664             -           -            -
  Templeton Developing Markets Equity Fund,
   22,377 shares, cost $231,910....................           -          -            -       259,352           -            -
  Templeton Global Growth Fund,
   39,862 shares, cost $454,602....................           -          -            -             -     550,097            -
  Templeton Global Asset Allocation Fund,
   4,140 shares, cost $45,904......................           -          -            -             -           -       52,122
                                                        -------    -------    ---------       -------     -------       ------
      Total assets.................................     330,175    545,147    1,036,664       259,352     550,097       52,122
                                                        -------    -------    ---------       -------     -------       ------
Liabilities:
 Accrued mortality and expense risk charges........          14         18           72             5          28            4
 Accrued administrative charges....................           2          2            9             1           3            1
                                                        -------    -------    ---------       -------     -------      -------
      Total liabilities............................          16         20           81             6          31            5
                                                        -------    -------    ---------       -------     -------      -------
      Net assets...................................    $330,159    545,127    1,036,583       259,346     550,066       52,117
                                                        =======    =======    =========       =======     =======      =======
Contract owners' equity:
 Contracts in accumulation period (note 6).........    $329,409    544,315    1,035,240       257,584     546,814       51,362
 Contracts in annuity payment period (note 2)......         750        812        1,343         1,762       3,252          755
                                                        -------    -------    ---------       -------     -------      -------
      Total contract owners' equity................    $330,159    545,127    1,036,583       259,346     550,066       52,117
                                                        =======    =======    =========       =======     =======      =======
 Accumulation units outstanding....................      22,061     35,569       64,375        22,423      40,327        4,104
                                                        =======    =======    =========       =======     =======      =======
 Accumulation unit value per unit..................     $14.932     15.303       16.081        11.487      13.560       12.514
                                                        =======    =======    =========       =======     =======      =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)


                                                                                   Templeton
                                                                                 International  Mutual     Mutual
                                                               Small    Capital     Smaller    Discovery   Shares        Total
                                                                Cap     Growth     Companies  Securities Securities       All
                                                               Fund      Fund        Fund        Fund       Fund         Funds
                                                              -------    -----   ------------ ---------- ----------     --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Small Cap Fund, 12,545 shares, cost $148,931............   $165,591         -            -          -         -
  Capital Growth Fund, 3,708 shares, cost $40,307.........          -    42,118            -          -         -
  Templeton International Smaller Companies Fund,
   1,381 shares, cost $14,403.............................          -         -       15,534          -         -
  Mutual Discovery Securities Fund,
   1,478 shares, cost $14,879.............................          -         -            -     15,079         -
  Mutual Shares Securities Fund,
   2,623 shares, cost $26,543.............................          -         -            -          -    27,147
                                                              -------    ------       ------     ------    ------
      Total assets........................................    165,591    42,118       15,534     15,079    27,147    8,737,856
                                                              -------    ------       ------     ------    ------    ---------
Liabilities:
 Accrued mortality and expense risk charges...............         12         7            6          4         5          446
 Accrued administrative charges...........................          1         1            1          1         1           56
                                                              -------    ------       ------     ------    ------    ---------
      Total liabilities...................................         13         8            7          5         6          502
                                                              -------    ------       ------     ------    ------    ---------
      Net assets..........................................   $165,578    42,110       15,527     15,074    27,141    8,737,354
                                                              =======    ======       ======     ======    ======    =========
Contract owners' equity:
 Contracts in accumulation period (note 6)................   $165,073    41,883       15,467     14,976    26,991    8,718,760
 Contracts in annuity payment period (note 2).............        505       227           60         98       150       18,594
                                                              -------    ------       ------     ------    ------    ---------
      Total contract owners' equity.......................   $165,578    42,110       15,527     15,074    27,141    8,737,354
                                                              =======    ======       ======     ======    ======    =========
 Accumulation units outstanding..........................      12,784     3,722        1,388      1,471     2,613      508,972
                                                              =======    ======       ======     ======    ======    =========
 Accumulation unit value per unit.........................    $12.913    11.254       11.145     10.180    10.330
                                                              =======    ======       ======     ======    ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===================================================================================================================================
Financial Statements (cont.)

Statements of Operations
For the year ended December 31, 1996
(In thousands)

                                                                                                                         U.S.
                                                               Money    Growth and  Precious     High    Real Estate  Government
                                                               Market     Income     Metals     Income   Securities   Securities
                                                               Fund        Fund       Fund       Fund       Fund         Fund
                                                             --------   ----------  --------   --------  ----------- ------------
Investment income:
 Dividends reinvested in fund shares.....................    $ 20,371      20,139     1,477     27,936       9,054       36,122
                                                             --------     -------    ------    -------      ------      -------
Expenses:
 Mortality and expense risk charges......................       5,107      11,169     1,463      4,365       2,832        7,067
 Administrative charges..................................         613       1,340       176        524         340          848
                                                             --------     -------    ------    -------      ------      -------
      Total expenses.....................................       5,720      12,509     1,639      4,889       3,172        7,915
                                                             --------     -------    ------    -------      ------      -------
      Investment income (loss), net......................      14,651       7,630      (162)    23,047       5,882       28,207
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds....           -      71,329     1,354      1,483           -            -
                                                             --------     -------    ------    -------      ------      -------
  Realized gains (losses) on sales of investments:
   Proceeds from sales...................................     451,939      87,838    70,163    101,305      16,530      114,831
   Cost of investments sold..............................    (451,939)    (72,627)  (66,041)   (93,324)    (13,792)    (111,215)
                                                             --------     -------    ------    -------      ------      -------
      Total realized gains (losses) on sales of
       investments, net..................................           -      15,211     4,122      7,981       2,738        3,616
                                                             --------     -------    ------    -------      ------      -------
      Realized gains (losses) on investments, net........           -      86,540     5,476      9,464       2,738        3,616
Net change in unrealized appreciation (depreciation)
 on investments..........................................           -      13,214    (5,135)     8,973      58,128      (18,709)
                                                             --------     -------    ------    -------      ------      -------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net...           -      99,754       341     18,437      60,866      (15,093)
                                                             --------     -------    ------    -------      ------      -------
Net increase (decrease) in net assets from operations....    $ 14,651     107,384       179     41,484      66,748       13,114
                                                             ========     =======    ======    =======      ======      =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)


                                                                                                         Templeton    Investment
                                                       Utility       Zero        Zero        Zero      Global Income     Grade
                                                       Equity       Coupon      Coupon      Coupon       Securities   Intermediate
                                                        Fund      Fund - 2000 Fund - 2005 Fund - 2010       Fund       Bond Fund
                                                      --------    ----------- ----------- -----------  -------------  ------------
Investment income:
 Dividends reinvested in fund shares..............    $ 59,963       5,915       3,734       3,687         15,325         7,793
                                                      --------      ------     -------      ------         ------         -----
Expenses:
 Mortality and expense risk charges...............      14,961       1,350         898         890          2,579         1,516
 Administrative charges...........................       1,795         162         108         107            310           182
                                                      --------      ------     -------      ------         ------         -----
      Total expenses..............................      16,756       1,512       1,006         997          2,889         1,698
                                                      --------      ------     -------      ------         ------         -----
      Investment income (loss), net...............      43,207       4,403       2,728       2,690         12,436         6,095
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds...................................           -          58           -         999              -             -
                                                      --------      ------     -------      ------         ------       -------
  Realized gains (losses) on sales of investments:
   Proceeds from sales............................     298,295      19,016       9,028      33,589         45,486       161,712
   Cost of investments sold.......................    (264,853)    (17,510)     (8,221)    (31,159)       (43,916)     (156,449)
                                                      --------      ------     -------      ------         ------       -------
      Total realized gains (losses) on sales of
       investments, net...........................      33,442       1,506         807       2,430          1,570         5,263
                                                      --------      ------     -------      ------         ------      --------
      Realized gains (losses) on investments, net.      33,442       1,564         807       3,429          1,570         5,263
Net change in unrealized appreciation (depreciation)
  on investments..................................     (17,145)     (4,982)     (4,814)     (9,041)         1,397        (8,886)
                                                      --------      ------     -------      ------         ------      --------
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net........................      16,297      (3,418)     (4,007)     (5,612)         2,967        (3,623)
                                                      --------      ------     -------      ------         ------      --------
Net increase (decrease) in net assets
 from operations..................................    $ 59,504         985      (1,279)     (2,922)        15,403         2,472
                                                      ========      ======     =======      ======         ======      ========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)
                                                                   Adjustable    Templeton              Templeton     Templeton
                                                        Income        U.S.        Pacific    Rising   International  Developing
                                                      Securities   Government     Growth    Dividends    Equity    Markets Equity
                                                         Fund         Fund         Fund       Fund        Fund          Fund
                                                       --------    ----------    --------   ---------  ----------- --------------
Investment income:
 Dividends reinvested in fund shares..............     $ 62,078       12,299      10,182       9,452      23,741         2,088
                                                       --------     --------     -------      ------     -------        ------
Expenses:
 Mortality and expense risk charges...............       15,271        1,678       4,369       5,805      11,564         2,769
 Administrative charges...........................        1,833          201         524         697       1,388           332
                                                       --------     --------     -------      ------     -------        ------
     Total expenses...............................       17,104        1,879       4,893       6,502      12,952         3,101
                                                       --------     --------     -------      ------     -------        ------
     Investment income (loss), net................       44,974       10,420       5,289       2,950      10,789        (1,013)
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
   Realized capital gain distributions on
    mutual funds..................................       10,324            -       5,901           -      29,052         3,862
                                                       --------     --------     -------      ------     -------        ------
   Realized gains (losses) on sales of investments:
    Proceeds from sales...........................      116,053      195,626     125,924      48,263      65,043        29,440
    Cost of investments sold......................     (103,909)    (201,593)   (115,808)    (39,102)    (57,533)      (28,163)
                                                       --------     --------     -------      ------     -------        ------
       Total realized gains (losses) on sales of
       investments, net...........................       12,144       (5,967)     10,116       9,161       7,510         1,277
                                                       --------     --------     -------      ------     -------        ------
       Realized gains (losses) on investments, net       22,468       (5,967)     16,017       9,161      36,562         5,139
Net change in unrealized appreciation (depreciation)
 on investments...................................       45,516        1,206       8,976      84,727     129,022        30,681
                                                       --------     --------     -------      ------     -------        ------
         Total realized gains (losses) and
         unrealized appreciation (depreciation)
         on investments, net......................       67,984       (4,761)     24,993      93,888     165,584        35,820
                                                       --------     --------     -------      ------     -------        ------
Net increase (decrease) in net assets
 from operations..................................     $112,958        5,659      30,282      96,838     176,373        34,807
                                                       ========     ========     =======      ======     =======        ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)
                                                                            Templeton                       Templeton
                                                                Templeton    Global                       International  Mutual
                                                                 Global       Asset      Small   Capital     Smaller    Discovery
                                                                 Growth    Allocation     Cap    Growth     Companies  Securities
                                                                  Fund        Fund       Fund     Fund        Fund        Fund
                                                                 -------   ----------   -------  -------  ------------ ----------
Investment income:
 Dividends reinvested in fund shares.........................    $ 6,984         14         34        -            -          -
                                                                 -------     ------     ------    -----        -----       ----
Expenses:
 Mortality and expense risk charges..........................      5,483        397      1,212      167           85         16
 Administrative charges......................................        658         48        145       20           10          2
                                                                 -------     ------     ------    -----        -----       ----
      Total expenses.........................................      6,141        445      1,357      187           95         18
                                                                 -------     ------     ------    -----        -----       ----
      Investment income (loss), net..........................        843       (431)    (1,323)    (187)         (95)       (18)
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds........      6,984         27          3        -            -          -
                                                                 -------     ------     ------    -----        -----       ----
  Realized gains (losses) on sales of investments:
   Proceeds from sales.......................................     16,063      2,629     50,761    3,099        3,111          -
   Cost of investments sold..................................    (14,521)    (2,488)   (49,958)  (3,075)      (3,051)         -
                                                                 -------     ------     ------    -----        -----       ----
      Total realized gains (losses) on sales of
       investments, net......................................      1,542        141        803       24           60          -
                                                                 -------     ------     ------    -----        -----       ----
      Realized gains (losses) on investments, net............      8,526        168        806       24           60          -
Net change in unrealized appreciation (depreciation)
 on investments..............................................     68,710      5,895     16,477    1,811        1,131        200
                                                                 -------     ------     ------    -----        -----       ----
       Total realized gains (losses) and unrealized
        appreciation (depreciation) on investments, net......     77,236      6,063     17,283    1,835        1,191        200
                                                                 -------     ------     ------    -----        -----       ----
Net increase (decrease) in net assets from operations........    $78,079      5,632     15,960    1,648        1,096        182
                                                                 =======     ======     ======    =====        =====       ====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)
                                                                                                           Mutual
                                                                                                           Shares        Total
                                                                                                         Securities       All
                                                                                                            Fund         Funds
                                                                                                         ----------     --------
Investment income:
 Dividends reinvested in fund shares...................................................................     $   -       338,388
                                                                                                           ------     ---------
Expenses:
 Mortality and expense risk charges....................................................................        30       103,043
 Administrative charges................................................................................         4        12,367
                                                                                                           ------     ---------
       Total expenses..................................................................................        34       115,410
                                                                                                           ------     ---------
       Investment income (loss), net...................................................................       (34)      222,978
Realized gains (losses) and unrealized appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds...................................................         -       131,376
                                                                                                           ------     ---------
 Realized gains (losses) on sales of investments:
  Proceeds from sales..................................................................................         -     2,065,744
  Cost of investments sold.............................................................................         -    (1,950,247)
                                                                                                           ------     ---------
       Total realized gains (losses) on sales of investments, net......................................         -       115,497
                                                                                                           ------     ---------
       Realized gains (losses) on investments, net.....................................................         -       246,873
Net change in unrealized appreciation (depreciation) on investments....................................       604       407,956
                                                                                                           ------     ---------
       Total realized gains (losses) and unrealized appreciation (depreciation) on investments, net....       604       654,829
                                                                                                           ------     ---------
Net increase (decrease) in net assets from operations..................................................      $570       877,807
                                                                                                           ======     =========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets
For the years ended  December 31, 1996 and 1995
(In thousands)

                                           Money Market Fund   Growth and Income Fund  Precious Metals Fund   High Income Fund
                                           ----------------    ----------------------  --------------------   ----------------
                                           1996        1995        1996       1995       1996       1995       1996       1995
                                          -------     -------     -------    ------     ------     ------     ------     ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......    $ 14,651     17,718        7,630     (1,279)      (162)       52      23,047     15,167
  Realized gains (losses) on
   investments, net..................           -          -       86,540     21,076      5,476     2,150       9,464      3,298
  Net change in unrealized
   appreciation (depreciation)
   on investments....................           -          -       13,214    147,406     (5,135)   (2,147)      8,973     27,669
                                          -------    -------      -------    -------    -------   -------      ------     ------
      Net increase (decrease) in
       net assets from operations....      14,651     17,718      107,384    167,203        179        55      41,484     46,134
                                          -------    -------      -------    -------    -------   -------      ------     ------
Contract transactions (note 6):
 Purchase payments...................     175,341    190,018      134,960     98,725     20,879    11,049      51,687     47,086
 Transfers between funds.............     (91,126)  (169,358)      35,764    150,088     (5,980)  (17,212)     30,106     46,491
 Surrenders and terminations.........    (120,353)  (120,722)    (111,266)   (73,514)   (11,177)  (11,728)    (43,860)   (43,591)
 Rescissions.........................      (2,971)    (5,198)      (2,911)    (1,783)      (321)     (326)       (691)    (1,643)
 Other transactions (note 2).........         152        238          447        240         38       (36)         73         77
                                          -------    -------      -------    -------    -------   -------      ------     ------
      Net increase (decrease) in
       net assets resulting from
       contract transactions.........     (38,957)  (105,022)      56,994    173,756      3,439   (18,253)     37,315     48,420
                                          -------    -------      -------    -------    -------   -------      ------     ------
Increase (decrease) in net assets....     (24,306)   (87,304)     164,378    340,959      3,618   (18,198)     78,799     94,554
Net assets at beginning of year......     399,935    487,239      812,732    471,773     97,630   115,828     323,580    229,026
                                          -------    -------      -------    -------    -------   -------     -------     ------
Net assets at end of year............    $375,629    399,935      977,110    812,732    101,248    97,630     402,379    323,580
                                          =======    =======      =======    =======    =======   =======     =======    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                              Real Estate          U.S. Government                             Zero Coupon Fund -
                                            Securities Fund        Securities Fund      Utility Equity Fund           1995
                                           ----------------        ---------------      -------------------    -----------------
                                            1996       1995       1996       1995        1996         1995      1996      1995
                                           ------     ------     ------     ------      ------       ------    ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.......     $ 5,882     3,361      28,207     30,379      43,207      48,876       -      2,395
  Realized gains (losses) on
   investments, net...................       2,738     1,477       3,616      2,695      33,442       1,589       -        600
  Net change in unrealized
   appreciation (depreciation)
   on investments.....................      58,128    22,517     (18,709)    54,968     (17,145)    255,500       -       (597)
                                           -------   -------     -------     ------      ------     -------    ----    -------
       Net increase (decrease) in
        net assets from operations....      66,748    27,355      13,114     88,042      59,504     305,965       -      2,398
                                           -------   -------     -------     ------      ------     -------    ----    -------
Contract transactions (note 6):
 Purchase payments....................      30,999    19,829      42,193     47,766      56,194      73,558       -      1,557
 Transfers between funds..............      27,778   (12,435)    211,454     (5,307)   (148,616)     10,721       -    (36,522)
 Surrenders and terminations..........     (22,133)  (17,397)    (82,684)   (74,423)   (174,285)   (141,926)      -    (13,413)
 Rescissions..........................        (204)     (277)       (717)    (1,813)       (734)     (1,891)      -        (49)
 Other transactions (note 2)..........          13        99         379        132         315         537       -         88
                                           -------   -------     -------     ------     -------     -------    ----    -------
       Net increase (decrease) in
        net assets resulting from
        contract transactions.........      36,453   (10,181)    170,625    (33,645)   (267,126)    (59,001)      -    (48,339)
                                           -------   -------     -------     ------   ---------     -------    ----    -------
Increase (decrease) in net assets.....     103,201    17,174     183,739     54,397    (207,622)    246,964       -    (45,941)
Net assets at beginning of year.......     198,773   181,599     559,234    504,837   1,305,495   1,058,531       -     45,941
                                           -------   -------     -------    -------   ---------   ---------    ----    -------
Net assets at end of year.............    $301,974   198,773     742,973    559,234   1,097,873   1,305,495       -          -
                                           =======   =======     =======    =======   =========   =========    ====    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                               Zero Coupon Fund -   Zero Coupon Fund -  Zero Coupon Fund -    Templeton Global
                                                      2000                 2005               2010         Income Securities Fund
                                                ----------------    -----------------   -----------------  ----------------------
                                                 1996       1995     1996      1995      1996      1995       1996       1995
                                                -------    ------    -----     -----     -----     -----     -------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.............    $ 4,403      2,895    2,728    1,752     2,690     1,068     12,436      5,291
  Realized gains (losses) on
   investments, net.........................      1,564      1,081      807      753     3,429     2,987      1,570       (206)
  Net change in unrealized appreciation
   (depreciation) on investments............     (4,982)    12,514   (4,814)  13,063    (9,041)   15,696      1,397     22,286
                                                -------    -------    -----   ------     -----    ------    -------     ------
      Net increase (decrease) in net assets
       from operations......................        985     16,490   (1,279)  15,568    (2,922)   19,751     15,403     27,371
                                                -------    -------   ------   ------     -----    ------    -------     ------
Contract transactions (note 6):
 Purchase payments..........................     12,076     16,203   10,095   13,119    12,642    12,239     11,615     13,098
 Transfers between funds....................     (5,558)    13,339   (2,776)   4,711    (8,596)    9,807    (19,697)   (21,421)
 Surrenders and terminations................    (14,126)   (10,927)  (5,726)  (4,654)   (7,034)   (5,624)   (28,371)   (29,898)
 Rescissions................................       (214)      (263)    (158)    (185)     (244)     (469)      (174)      (400)
 Other transactions (note 2)................         (3)       (17)     (14)     (23)      (13)      177         49         25
                                                -------    -------   ------   ------     -----    ------    -------     ------
      Net increase (decrease) in net assets
       resulting from contract transactions.     (7,825)    18,335    1,421   12,968    (3,245)   16,130    (36,578)   (38,596)
                                                -------    -------   ------   ------     -----    ------    -------     ------
Increase (decrease) in net assets...........     (6,840)    34,825      142   28,536    (6,167)   35,881    (21,175)   (11,225)
Net assets at beginning of year.............    110,965     76,140   73,292   44,756    77,136    41,255    220,143    231,368
                                                -------    -------   ------   ------    ------    ------    -------    -------
Net assets at end of year...................   $104,125    110,965   73,434   73,292    70,969    77,136    198,968    220,143
                                                =======    =======   ======   ======    ======    ======    =======    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)

                                        Investment Grade                                 Adjustable U.S.          Templeton
                                     Intermediate Bond Fund   Income Securities Fund     Government Fund     Pacific Growth Fund
                                     ----------------------   ----------------------     ---------------     -------------------
                                         1996        1995       1996         1995        1996       1995       1996       1995
                                       --------     ------     -------     --------     -------    ------     -------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net....    $  6,095      3,922      44,974      44,301      10,420     9,723       5,289      1,633
  Realized gains (losses) on
   investments, net................       5,263        624      22,468       7,100      (5,967)   (1,327)     16,017      3,150
  Net change in unrealized
   appreciation (depreciation)
   on investments..................      (8,886)     7,237      45,516     145,457       1,206     6,258       8,976     14,929
                                       --------     ------    --------     -------     -------   -------     -------     ------
      Net increase (decrease) in
       net assets from operations..       2,472     11,783     112,958     196,858       5,659    14,654      30,282     19,712
                                       --------     ------    --------     -------     -------   -------     -------     ------
Contract transactions (note 6):
 Purchase payments.................      11,116     15,136     152,823     145,910      26,642    43,555      32,634     27,022
 Transfers between funds...........    (149,196)       364     (37,286)     33,034    (185,683)  (75,287)     (1,902)   (52,319)
 Surrenders and terminations.......     (14,036)   (16,323)   (149,073)   (125,202)    (20,600)  (27,666)    (37,424)   (35,125)
 Rescissions.......................        (275)      (379)     (3,237)     (3,470)       (559)   (1,087)       (382)    (1,057)
 Other transactions (note 2).......          37        (24)        516         670          34       296         108        (45)
                                       --------     ------    --------    --------     -------   -------     -------     ------
      Net increase (decrease) in
       net assets resulting from
       contract transactions.......    (152,354)    (1,226)    (36,257)     50,942    (180,166)  (60,189)     (6,966)   (61,524)
                                       --------     ------   ---------   ---------     -------   -------     -------     ------
Increase (decrease) in net assets..    (149,882)    10,557      76,701     247,800    (174,507)  (45,535)     23,316    (41,812)
Net assets at beginning of year....     149,882    139,325   1,175,143     927,343     174,507   220,042     306,843    348,655
                                       --------    -------   ---------   ---------     -------   -------     -------    -------
Net assets at end of year..........    $      -    149,882   1,251,844   1,175,143           -   174,507     330,159    306,843
                                       ========    =======   =========   =========     =======   =======     =======    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)

                                                                      Templeton          Templeton Developing        Templeton
                                        Rising Dividends Fund International Equity Fund  Markets Equity Fund    Global Growth Fund
                                        --------------------- -------------------------  --------------------   ------------------
                                           1996       1995        1996        1995       1996       1995         1996       1995
                                          -------    ------      -------     ------     ------     ------       -------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net........   $ 2,950     2,452       10,789     1,998      (1,013)    (1,241)         843     (2,008)
  Realized gains (losses) on
   investments, net....................     9,161     1,323       36,562    20,155       5,139       (277)       8,526        303
  Net change in unrealized
   appreciation (depreciation)
   on investments......................    84,727    81,539      129,022    42,587      30,681      3,149       68,710     26,429
                                          -------    ------      -------    ------     -------     ------      -------     ------
      Net increase (decrease) in
       net assets from operations......    96,838    85,314      176,373    64,740      34,807      1,631       78,079     24,724
                                          -------    ------      -------    ------     -------     ------      -------     ------
Contract transactions (note 6):
 Purchase payments.....................    51,514    42,756      106,669    99,403      54,987     42,027      139,155    119,490
 Transfers between funds...............    24,084    50,303       50,892   (30,418)     36,529     22,865       46,194     46,237
 Surrenders and terminations...........   (49,247)  (35,907)     (90,832)  (72,338)    (16,917)    (7,387)     (33,945)   (15,658)
 Rescissions...........................    (1,165)     (750)      (1,605)   (2,115)       (568)    (1,069)      (1,728)    (1,966)
 Other transactions (note 2)...........       111       131          416        59          27        (55)          27         64
                                          -------    ------      -------    ------     -------     ------      -------    -------
      Net increase (decrease) in
       net assets resulting from
       contract transactions...........    25,297    56,533       65,540    (5,409)     74,058     56,381      149,703    148,167
                                          -------   -------      -------    ------     -------    -------      -------    -------
Increase (decrease) in net assets......   122,135   141,847      241,913    59,331     108,865     58,012      227,782    172,891
Net assets at beginning of year........   422,992   281,145      794,670   735,339     150,481     92,469      322,284    149,393
                                          -------   -------    ---------   -------     -------    -------      -------    -------
Net assets at end of year..............  $545,127   422,992    1,036,583   794,670     259,346    150,481      550,066    322,284
                                          =======   =======    =========   =======     =======    =======      =======    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)

                                                Templeton Global                                           Templeton International
                                             Asset Allocation Fund   Small Cap Fund    Capital Growth Fund  Smaller Companies Fund
                                             ---------------------   --------------    ------------------- -----------------------
                                                1996      1995       1996      1995       1996      1995      1996        1995
                                               ------    ------     ------     -----     ------     ----    ---------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net...........     $ (431)      127     (1,323)      (25)       (187)      -         (95)       -
  Realized gains (losses) on
   investments, net.......................        168        71        806         -          24       -          60        -
  Net change in unrealized appreciation
   (depreciation) on investments..........      5,895       323     16,477       183       1,811       -       1,131        -
                                               ------    ------     ------     -----      ------    ----      ------      ---
     Net increase (decrease) in
      net assets from operations..........      5,632       521     15,960       158       1,648       -       1,096        -
                                               ------    ------     ------     -----      ------    ----      ------      ---
Contract transactions (note 6):
 Purchase payments........................     19,536     5,580     51,827     2,140      13,726       -       5,995        -
 Transfers between funds..................     14,964     9,316     93,997    11,013      28,227       -       9,255        -
 Surrenders and terminations..............     (2,138)   (1,163)    (9,173)      (36)     (1,326)      -        (763)       -
 Rescissions..............................       (139)      (27)      (459)      (19)       (185)      -         (46)       -
 Other transactions (note 2)..............         28         7        166         4          20       -         (10)       -
                                               ------    ------     ------     -----      ------    ----      ------      ---
     Net increase (decrease) in net assets
      resulting from contract transactions     32,251    13,713    136,358    13,102      40,462       -      14,431        -
                                               ------    ------     ------    ------      ------    ----      ------      ---
Increase (decrease) in net assets.........     37,883    14,234    152,318    13,260      42,110       -      15,527        -
Net assets at beginning of year...........     14,234         -     13,260         -           -       -           -        -
                                               ------    ------    -------    ------      ------    ----      ------      ---
Net assets at end of year.................    $52,117    14,234    165,578    13,260      42,110       -      15,527        -
                                               ======    ======    =======    ======      ======    ====      ======     ====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                                                      Mutual Discovery   Mutual Shares
                                                                       Securities Fund  Securities Fund      Total All Funds
                                                                      ----------------  ---------------      ---------------
                                                                        1996     1995    1996     1995      1996         1995
                                                                       ------    ----    ----     ----     ------       ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net....................................      $ (18)     -      (34)     -      222,978      188,557
  Realized gains (losses) on investments, net......................          -      -        -      -      246,873       68,622
  Net change in unrealized appreciation (depreciation)
   on investments..................................................        200      -      604      -      407,956      896,966
                                                                       -------     ---    ----    ---    ---------    ---------
      Net increase (decrease) in net assets from operations........        182      -      570      -      877,807    1,154,145
                                                                       -------     ---    ----    ---    ---------    ---------
Contract transactions (note 6):
 Purchase payments.................................................      3,317      -    8,157      -    1,236,779    1,087,266
 Transfers between funds...........................................     12,081      -   18,952      -      (16,139)     (11,990)
 Surrenders and terminations.......................................       (506)     -     (537)     -   (1,047,532)    (884,622)
 Rescissions.......................................................          -      -        -      -      (19,687)     (26,236)
 Other transactions (note 2).......................................          -      -       (1)     -        2,915        2,644
                                                                       -------     ---    ----    ---    ---------    ---------
      Net increase (decrease) in net assets resulting
       from contract transactions..................................     14,892      -   26,571      -      156,336      167,062
                                                                       -------     ---  ------    ---    ---------    ---------
Increase (decrease) in net assets..................................     15,074      -   27,141      -    1,034,143    1,321,207
Net assets at beginning of year....................................          -      -        -      -    7,703,211    6,382,004
                                                                       -------     ---  ------    ---    ---------    ---------
Net assets at end of year..........................................    $15,074      -   27,141      -    8,737,354    7,703,211
                                                                       =======     ===  ======    ===    =========    =========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements
December 31, 1996


1. Organization

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940
(as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. or other of its affiliated adviser entities, in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.


2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to deferred annuity contract owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3%.

The Templeton Global Asset Allocation Fund, Fixed Account and Small Cap Fund were added as available investment options on May 1, 1995, October 1, 1995 and November 1, 1995, respectively. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995. The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on November 8, 1996.

The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1995, the Equity Growth Fund name was changed to Growth and Income Fund. The Global Income Fund name was changed to Templeton Global Income Securities Fund on May 1, 1996.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

2. Significant Accounting Policies (cont.)

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges paid by the contract owners during the years ended December 31, 1996 and 1995 were $4,491,487 and $4,294,361, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

             Valuemark II                            Valuemark III
     ---------------------------             ----------------------------
     Years Since Payment  Charge             Years Since Payment   Charge
     -------------------  ------             -------------------   ------
             0-1            5%                       0-1             6%
             1-2            5%                       1-2             5%
             2-3            4%                       2-3             4%
             3-4            3%                       3-4             3%
             4-5           1.5%                      4-5            1.5%
             5+             0%                       5+              0%

and (c) adding the products of each multiplication in (b) above.

A deferred annuity contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1996 and 1995 were $10,529,337 and $12,373,225, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges paid by the contract owners for the years ended December 31, 1996 and 1995 were $93,255 and $119,180, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers to the Fixed Account for the years ended December 31, 1996 and 1995 were $16,138,672 and $11,989,631, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

3. Capitalization

Allianz Life provides capital for the establishment of new funds as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 1996 and 1995:

                                                  Capitalization    Date of     Market Value    Date of
Fund                                                  Amount     Capitalization at Withdrawal Withdrawal
------------------------------------------------- -------------- -------------- ------------- ----------
Templeton Global Asset Allocation Fund...........    $500,000       4/18/95       $525,500     12/21/95
Small Cap Fund...................................    $250,000       9/18/95       $313,250      5/29/96
Capital Growth Fund..............................    $250,000       4/30/96       $281,250      11/7/96
Templeton International Smaller Companies Fund...    $250,000       4/30/96       $269,250      11/7/96
Mutual Discovery Securities Fund.................    $250,000       11/8/96       $252,250     12/23/96
Mutual Shares Securities Fund....................    $250,000       11/8/96       $255,750     12/23/96

4. Investment Transactions

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1996 (in thousands):

Money Market Fund................................. $ 427,380
Growth and Income Fund............................   223,414
Precious Metals Fund..............................    74,746
High Income Fund..................................   162,983
Real Estate Securities Fund.......................    58,740
U.S. Government Securities Fund...................   313,392
Utility Equity Fund...............................    73,703
Zero Coupon Fund - 2000...........................    15,596
Zero Coupon Fund - 2005...........................    13,140
Zero Coupon Fund - 2010...........................    33,995
Templeton Global Income Securities Fund...........    21,233
Investment Grade Intermediate Bond Fund...........    15,348
Income Securities Fund............................   134,521
Adjustable U.S. Government Fund...................    25,745
Templeton Pacific Growth Fund.....................   130,000
Rising Dividends Fund.............................    76,266
Templeton International Equity Fund...............   169,986
Templeton Developing Markets Equity Fund..........   106,281
Templeton Global Growth Fund......................   173,466
Templeton Global Asset Allocation Fund............    34,368
Small Cap Fund....................................   185,786
Capital Growth Fund...............................    43,381
Templeton International Smaller Companies Fund....    17,454
Mutual Discovery Securities Fund..................    14,879
Mutual Shares Securities Fund.....................    26,453

5. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Contract Transactions - Accumulation Unit Activity (In thousands)

Transactions in units for each fund for the years ended December 31, 1996 and 1995 were as follows:

                                                Growth                                      U.S.                 Zero      Zero
                                       Money      and    Precious   High    Real Estate  Government   Utility   Coupon    Coupon
                                      Market    Income    Metals   Income   Securities   Securities   Equity    Fund -    Fund -
                                       Fund      Fund      Fund     Fund       Fund         Fund       Fund      1995      2000
                                      ------    ------     -----    -----   -----------  ----------   -------   ------    ------
Accumulation units outstanding
 at December 31, 1994............     39,437    35,695     8,285   15,679     11,645        36,490     70,082    3,195     4,953
Contract transactions:
 Purchase payments................    15,069     6,403       796    2,877      1,233         3,115      4,303      106       966
 Transfers between funds..........   (13,495)    9,757    (1,290)   2,959       (792)         (266)       736   (2,398)      800
 Surrenders and terminations......    (9,580)   (4,859)     (846)  (2,661)    (1,077)       (4,916)    (8,372)    (905)     (636)
 Rescissions......................      (410)     (118)      (24)    (102)       (17)         (118)      (113)      (3)      (16)
 Other transactions...............        19        15        (2)       4          6             8         33        5        (1)
                                      ------    ------     ------   -----     ------        ------     ------    -----     -----
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions..............    (8,397)   11,198    (1,366)   3,077       (647)       (2,177)    (3,413)  (3,195)    1,113
                                      ------    ------     -----    -----     ------        ------     ------    -----     -----
Accumulation units outstanding
 at December 31, 1995.............    31,040    46,893     6,919   18,756     10,998        34,313     66,669        -     6,066
                                      ======    ======     =====   ======     ======        ======     ======    =====     =====
Contract transactions:
 Purchase payments................    13,261     7,454     1,298    2,862      1,562         2,609      2,847        -       672
 Transfers between funds..........    (6,879)    1,961      (484)   1,598      1,332        12,819     (7,585)       -      (308)
 Surrenders and terminations......    (9,147)   (6,143)     (717)  (2,446)    (1,125)       (5,122)    (8,824)       -      (782)
 Rescissions......................      (226)     (163)      (20)     (38)       (11)          (44)       (37)       -       (12)
 Other transactions...............        11        25         2        4          1            23         16        -         -
                                      ------    ------     -----    -----      -----        ------     ------    -----     -----
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions..............    (2,980)    3,134        79    1,980      1,759        10,285    (13,583)       -      (430)
                                      ------    ------     -----    -----      -----        ------    -------    -----     -----
Accumulation units outstanding
 at December 31, 1996.............    28,060    50,027     6,998   20,736     12,757        44,598     53,086        -     5,636
                                      ======    ======     =====   ======     ======        ======     ======    =====     =====

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Contract Transactions - Accumulation Unit Activity (In thousands) (cont.)

                                                   Templeton
                                   Zero    Zero     Global    Investment             Adjustable   Templeton             Templeton
                                  Coupon  Coupon    Income      Grade       Income      U.S.       Pacific   Rising   International
                                  Fund -  Fund -  Securities Intermediate Securities Government    Growth   Dividends    Equity
                                   2005    2010      Fund      Bond Fund     Fund       Fund        Fund      Fund        Fund
                                  ------  ------  ---------- ------------  --------  ---------    --------   -------   -----------
Accumulation units outstanding
 at December 31, 1994..........    2,780    2,589    16,855      9,772      56,569     19,865       27,231   28,778      60,464
Contract transactions:
 Purchase payments.............      715      652       904      1,016       7,979      3,753        2,065    3,782       7,774
 Transfers between funds.......      269      511    (1,494)        30       1,879     (6,551)      (4,013)   4,493      (2,530)
 Surrenders and terminations...     (249)    (297)   (2,058)    (1,099)     (6,965)    (2,397)      (2,714)  (3,208)     (5,662)
 Rescissions...................      (10)     (27)      (28)       (25)       (192)       (95)         (82)     (68)       (168)
 Other transactions............       (1)       9         2         (2)         39         25           (4)      12           5
                                   -----    -----    ------     ------      ------     ------       ------   ------      ------
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions...........      724      848    (2,674)       (80)      2,740     (5,265)      (4,748)   5,011        (581)
                                   -----    -----    ------     ------      ------     ------       ------   ------      ------
Accumulation units outstanding
 at December 31, 1995..........    3,504    3,437    14,181      9,692      59,309     14,600       22,483   33,789      59,883
                                   =====    =====    ======     ======      ======     ======       ======   ======      ======
Contract transactions:
 Purchase payments.............      513      618       740        719       7,457      2,202        2,196    3,849       7,288
 Transfers between funds.......     (139)    (403)   (1,254)    (9,490)     (1,819)   (15,066)         (62)   1,653       3,483
 Surrenders and terminations...     (290)    (342)   (1,802)      (905)     (7,308)    (1,693)      (2,537)  (3,644)     (6,198)
 Rescissions...................       (8)     (12)      (11)       (18)       (159)       (46)         (26)     (87)       (110)
 Other transactions............       (1)      (1)        3          2          24          3            7        9          29
                                   -----    -----    ------     ------      ------     ------       ------   ------      ------
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions...........       75     (140)   (2,324)    (9,692)     (1,805)   (14,600)        (422)   1,780       4,492
                                   -----    -----    ------     ------      ------     ------       ------   ------      ------
Accumulation units outstanding
 at December 31, 1996..........    3,579    3,297    11,857          -      57,504          -       22,061   35,569      64,375
                                   =====    =====    ======     ======      ======     ======       ======   ======      ======


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Contract Transactions - Accumulation Unit Activity (In thousands) (cont.)

                                     Templeton             Templeton                    Templeton
                                    Developing  Templeton   Global                    International  Mutual     Mutual
                                      Markets    Global      Asset     Small   Capital   Smaller    Discovery   Shares     Total
                                      Equity     Growth   Allocation    Cap    Growth   Companies  Securities Securities    All
                                       Fund       Fund       Fund      Fund     Fund      Fund        Fund       Fund      Funds
                                    ---------   --------- ----------   -----   ------  -----------  --------   --------   -------
Accumulation units outstanding
 at December 31, 1994..............     9,774     14,637          -        -       -          -           -         -     474,775
Contract transactions:
 Purchase payments.................     4,364     10,991        538      212       -          -           -         -      79,613
 Transfers between funds...........     2,372      4,306        916    1,096       -          -           -         -      (2,705)
 Surrenders and terminations.......      (773)    (1,448)      (114)      (4)      -          -           -         -     (60,840)
 Rescissions.......................      (112)      (183)        (3)      (2)      -          -           -         -      (1,916)
 Other transactions................        (7)         6          1        -       -          -           -         -         172
                                        -----     ------      -----    -----    ----       ----        ----      ----     -------
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions...............     5,844     13,672      1,338    1,302       -          -           -         -      14,324
                                        -----     ------      -----    -----    ----       ----        ----      ----     -------
Accumulation units outstanding
 at December 31, 1995..............    15,618     28,309      1,338    1,302       -          -           -         -     489,099
                                       ======     ======      =====    =====    ====       ====        ====      ====     =======
Contract transactions:
 Purchase payments.................     5,057     11,183      1,657    4,358   1,261        568         327       797      83,355
 Transfers between funds...........     3,367      3,694      1,303    7,933   2,597        897       1,194     1,869       2,211
 Surrenders and terminations.......    (1,569)    (2,720)      (184)    (786)   (121)       (72)        (50)      (53)    (64,580)
 Rescissions.......................       (53)      (141)       (12)     (38)    (17)        (4)          -         -      (1,293)
 Other transactions................         3          2          2       15       2         (1)          -         -         180
                                       ------     ------      -----    -----   -----       ----       -----     -----     -------
      Net increase (decrease)
       in accumulation units
       resulting from contract
       transactions................     6,805     12,018      2,766   11,482   3,722      1,388       1,471     2,613      19,873
                                       ------     ------      -----   ------   -----      -----       -----     -----     -------
Accumulation units outstanding
 at December 31, 1996..............    22,423     40,327      4,104   12,784   3,722      1,388       1,471     2,613     508,972
                                       ======     ======      =====   ======   =====      =====       =====     =====     =======

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

7. Unit Values

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1996 follows.


                                                                     Accumulation                                Ratio of Expenses
                                                                  Units Outstanding  Accumulation   Net Assets      to Average
                                                                    (in thousands)    Unit Value  (in thousands)   Net Assets*
                                                                  -----------------  ------------ --------------   -----------
Money Market Fund
December 31,
 1996...........................................................           28,060       $13.359      $ 375,629           1.83%
 1995...........................................................           31,040        12.883        399,935           1.80
 1994...........................................................           39,437        12.354        487,239           1.86
 1993...........................................................           10,247        12.066        123,639           2.06
 1992...........................................................            6,951        11.932         82,944           2.09

Growth and Income Fund
December 31,
 1996...........................................................           50,027        19.490        977,110           1.90
 1995...........................................................           46,893        17.310        812,732           1.92
 1994...........................................................           35,695        13.215        471,773           1.94
 1993...........................................................           24,719        13.677        338,082           1.98
 1992...........................................................           17,144        12.574        215,559           2.02

Precious Metals Fund
December 31,
 1996...........................................................            6,998        14.467        101,248           2.05
 1995...........................................................            6,919        14.109         97,630           2.06
 1994...........................................................            8,285        13.979        115,828           2.08
 1993...........................................................            4,685        14.464         67,770           2.08
 1992...........................................................            1,419         9.424         13,374           2.09

High Income Fund
December 31,
 1996...........................................................           20,736        19.375        402,379           1.94
 1995...........................................................           18,756        17.252        323,580           1.96
 1994...........................................................           15,679        14.608        229,026           2.00
 1993...........................................................           11,787        15.155        178,627           2.04
 1992...........................................................            4,780        13.278         63,462           2.08

Real Estate Securities Fund
December 31,
 1996...........................................................           12,757        23.668        301,974           1.97
 1995...........................................................           10,998        18.073        198,773           1.99
 1994...........................................................           11,645        15.594        181,599           2.02
 1993...........................................................            5,589        15.369         85,896           2.07
 1992...........................................................            1,052        13.095         13,782           2.09

U.S. Government Securities Fund
December 31,
 1996...........................................................           44,598        16.650        742,973           1.91
 1995...........................................................           34,313        16.298        559,234           1.92
 1994...........................................................           36,490        13.835        504,837           1.93
 1993...........................................................           40,402        14.698        593,842           1.94
 1992...........................................................           25,054        13.586        340,391           1.99

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

7. Unit Values (cont.)

                                                                     Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------   ------------
Utility Equity Fund
December 31,
 1996...........................................................           53,086       $20.654     $1,097,873           1.90%
 1995...........................................................           66,669        19.565      1,305,495           1.90
 1994...........................................................           70,082        15.104      1,058,531           1.92
 1993...........................................................           84,217        17.319      1,458,533           1.91
 1992...........................................................           39,387        15.889        625,803           1.95

Zero Coupon Fund - 1995
December 31,
 1995 1.........................................................            1,670        15.200         25,382           1.80+
 1994...........................................................            3,195        14.380         45,941           1.80
 1993...........................................................            3,092        14.480         44,771           1.76
 1992...........................................................            2,871        13.665         39,236           1.65

Zero Coupon Fund - 2000
December 31,
 1996...........................................................            5,636        18.475        104,125           1.80
 1995...........................................................            6,066        18.294        110,965           1.80
 1994...........................................................            4,953        15.373         76,140           1.80
 1993...........................................................            3,787        16.717         63,301           1.77
 1992...........................................................            2,886        14.595         42,124           1.65

Zero Coupon Fund - 2005
December 31,
 1996...........................................................            3,579        20.517         73,434           1.80
 1995...........................................................            3,504        20.914         73,292           1.80
 1994...........................................................            2,780        16.096         44,756           1.80
 1993...........................................................            2,020        18.050         36,469           1.77
 1992...........................................................            1,090        14.975         16,321           1.65

Zero Coupon Fund - 2010
December 31,
 1996...........................................................            3,297        21.522         70,969           1.80
 1995...........................................................            3,437        22.431         77,136           1.80
 1994...........................................................            2,589        15.930         41,255           1.80
 1993...........................................................            1,405        18.144         25,489           1.65
 1992...........................................................              849        14.670         12,456           1.65

Templeton Global Income Securities Fund
December 31,
 1996...........................................................           11,857        16.781        198,968           2.01
 1995...........................................................           14,181        15.522        220,143           2.04
 1994...........................................................           16,855        13.726        231,368           2.11
 1993...........................................................           13,054        14.650        191,246           2.13
 1992...........................................................            5,487        12.733         69,860           2.07

Investment Grade Intermediate Bond Fund
December 31,
 1996 2.........................................................            8,323        15.740        131,012           2.00+
 1995...........................................................            9,692        15.463        149,882           2.01
 1994...........................................................            9,772        14.257        139,325           2.03
 1993...........................................................            7,677        14.389        110,466           2.06
 1992...........................................................            3,333        13.442         44,807           2.08

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

7. Unit Values (cont.)

                                                                     Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------   ------------
Income Securities Fund
December 31,
 1996...........................................................           57,504       $21.708     $1,251,844           1.90%
 1995...........................................................           59,309        19.785      1,175,143           1.91
 1994...........................................................           56,569        16.392        927,343           1.94
 1993...........................................................           38,967        17.734        691,056           1.96
 1992...........................................................           11,397        15.163        172,807           2.07

Adjustable U.S. Government Fund
December 31,
 1996 2.........................................................           10,926        12.389        135,355           1.99+
 1995...........................................................           14,600        11.951        174,507           1.99
 1994...........................................................           19,865        11.077        220,042           1.97
 1993...........................................................           24,975        11.254        281,061           1.98
 1992...........................................................           21,858        11.020        240,875           2.00

Templeton Pacific Growth Fund
December 31,
 1996...........................................................           22,061        14.932        330,159           2.39
 1995...........................................................           22,483        13.630        306,843           2.41
 1994...........................................................           27,231        12.802        348,655           2.47
 1993...........................................................           14,240        14.233        202,676           2.54
 1992 3.........................................................              534         9.761          5,209           2.71+

Rising Dividends Fund
December 31,
 1996...........................................................           35,569        15.303        545,127           2.16
 1995...........................................................           33,789        12.498        422,992           2.18
 1994...........................................................           28,778         9.769        281,145           2.20
 1993...........................................................           26,256        10.327        271,147           2.19
 1992 3.........................................................            8,388        10.848         90,995           2.07+

Templeton International Equity Fund
December 31,
 1996...........................................................           64,375        16.081      1,036,583           2.29
 1995...........................................................           59,883        13.263        794,670           2.32
 1994...........................................................           60,464        12.161        735,339           2.39
 1993...........................................................           24,026        12.226        293,740           2.52
 1992 3.........................................................            1,329         9.642         12,812           3.17+

Templeton Developing Markets Equity Fund
December 31,
 1996...........................................................           22,423        11.487        259,346           2.89
 1995...........................................................           15,618         9.582        150,481           2.81
 1994 4.........................................................            9,774         9.454         92,469           2.93+

Templeton Global Growth Fund
December 31,
 1996...........................................................           40,327        13.560        550,066           2.33
 1995...........................................................           28,309        11.339        322,284           2.37
 1994 4.........................................................           14,637        10.201        149,393           2.54+

Templeton Global Asset Allocation Fund
December 31,
 1996...........................................................            4,104        12.514         52,117           2.26
 1995 5.........................................................            1,338        10.591         14,234           2.30+

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

7. Unit Values (cont.)

                                                                     Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------   ------------
Small Cap Fund
December 31,
 1996...........................................................           12,784       $12.913      $ 165,578           2.17%
 1995 6.........................................................            1,302        10.146         13,260           2.30+

Capital Growth Fund
December 31,
 1996 7.........................................................            3,722        11.254         42,110           2.17+

Templeton International Smaller Companies Fund
December 31,
 1996 7.........................................................            1,388        11.145         15,527           2.18+

Mutual Discovery Securities Fund
December 31,
 1996 8.........................................................            1,471        10.180         15,074           2.77+

Mutual Shares Securities Fund
December 31,
 1996 8.........................................................            2,613        10.330         27,141           2.40+

*For the year ended December 31, including the effect of the expenses of the underlying funds.
+Annualized.
1Period from January 1, 1995 to December 15, 1995 (fund closure).
2Period from January 1, 1996 to October 25, 1996 (fund closure).
3Period from January 27, 1992 (fund commencement) to December 31, 1992. 4Period from March 15, 1994 (fund commencement) to December 31, 1994. 5Period from May 1, 1995 (fund commencement) to December 31, 1995.
6Period from November 1, 1995 (fund commencement) to December 31, 1995. 7Period from May 1, 1996 (fund commencement) to December 31, 1996.
8Period from November 8, 1996 (fund commencement) to December 31, 1996.





                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES

                        Consolidated Financial Statements


                           December 31, 1996 and 1995

KPMG Peat Marwick LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN  55402







                          Independent Auditors' Report




The Board of Directors
Allianz Life Insurance Company of North America:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America (a wholly owned subsidiary of Allianz of America, Inc.) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1996 and 1995, and the results of their operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, as discussed in note 1 to the consolidated financial statements, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                           KPMG Peat Marwick LLP


February 4, 1997

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                 (in thousands)

               Assets                                                         1996                    1995
---------------------------------------------------------------------------------------------------------------------
Investments:
  Fixed maturities, at market                                         $   2,768,306               2,549,598
  Equity securities, at market                                              327,834                 254,458
  Mortgage loans on real estate                                             245,559                 203,128
  Real estate, at cost                                                       34,129                   8,806
  Investment in real estate partnerships, at equity                          10,695                  11,975
  Certificates of deposit and short-term securities                         204,972                  31,501
  Policy loans                                                              103,708                 104,184
  Other long-term investments                                                   124                     650
---------------------------------------------------------------------------------------------------------------------
                     Total investments                                    3,695,327               3,164,300


Cash                                                                         37,992                  36,449
Accrued investment income                                                    36,130                  36,858
Receivables (net of allowance for uncollectible
  accounts of $4,630 in 1996 and $7,697 in 1995)                            155,278                 124,700
Reinsurance receivable:
  Funds held on deposit                                                   1,101,716               1,060,566
  Recoverable on future policy benefit reserves                              48,909                  43,248
  Recoverable on unpaid claims                                              142,199                 109,075
  Receivable on paid claims                                                  18,240                  22,172
Prepaid insurance premiums                                                    4,840                   4,078
Home office property and equipment (net of accumulated
  depreciation of $20,090 in 1996 and $21,256 in 1995)                        9,590                   8,790
Deferred acquisition costs                                                  863,338                 826,994
Federal income tax recoverable                                               12,455                   3,947
Other assets                                                                 11,622                  11,048
---------------------------------------------------------------------------------------------------------------------
                     Assets, exclusive of separate account assets         6,137,636               5,452,225


Separate account assets                                                   9,520,561               8,402,003

---------------------------------------------------------------------------------------------------------------------
                     Total assets                                     $  15,658,197              13,854,228
=====================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                     Consolidated Balance Sheets, continued

                           December 31, 1996 and 1995
                                 (in thousands)

                                                                              1996                    1995
---------------------------------------------------------------------------------------------------------------------
Liabilities:
  Future policy benefit reserves:
    Life                                                             $    1,204,633               1,088,964
    Annuity                                                               2,879,221               2,601,943
  Policy and contract claims                                                438,824                 371,898
  Unearned premiums                                                          32,176                  34,181
  Reinsurance payable                                                        96,857                  72,838
  Deferred income taxes                                                     150,760                 140,174
  Accrued expenses                                                           84,254                  66,779
  Commissions due and accrued                                                37,103                  22,979
  Other policyholder funds                                                   52,267                  82,138
  Other liabilities                                                         147,364                  19,137
---------------------------------------------------------------------------------------------------------------------
            Liabilities, exclusive of separate account liabilities        5,123,459               4,501,031

  Separate account liabilities                                            9,520,561               8,402,003

---------------------------------------------------------------------------------------------------------------------
                     Total liabilities                                   14,644,020              12,903,034
---------------------------------------------------------------------------------------------------------------------


Stockholder's equity:
  Common stock, $1 par value, 20 million shares
     authorized, issued and outstanding                                      20,000                  20,000
  Preferred stock, $1 par value, cumulative,
     200 million shares authorized, 25 million shares
     issued and outstanding                                                  25,000                  25,000
  Additional paid-in capital                                                407,088                 407,088
  Net unrealized gain on investments
     net of deferred federal income taxes                                   102,637                 139,204
  Net unrealized Canadian currency loss                                      (3,473)                 (3,455)
  Retained earnings                                                         462,925                 363,357
---------------------------------------------------------------------------------------------------------------------
                     Total stockholder's equity                           1,014,177                 951,194

Commitments and contingencies (notes 6 and 11)
---------------------------------------------------------------------------------------------------------------------

            Total liabilities and stockholder's equity               $   15,658,197              13,854,228
=====================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                                    1996                        1995                      1994
----------------------------------------------------------------------------------------------------------------------------------
Revenue:
  Life insurance premiums                                 $       284,084                     257,647                   234,295
  Other life policy considerations                                 85,747                      93,158                    92,254
  Annuity considerations                                          170,656                     147,112                   120,240
  Accident and health premiums                                    603,230                     527,059                   547,508
----------------------------------------------------------------------------------------------------------------------------------
                     Total premiums and considerations          1,143,717                   1,024,976                   994,297

  Premiums ceded                                                  277,163                     223,226                   244,208
----------------------------------------------------------------------------------------------------------------------------------
                     Net premiums and considerations              866,554                     801,750                   750,089

  Investment income, net                                          222,622                     201,158                   181,291
  Realized investment gains, net                                   28,561                      29,202                       829
  Other                                                             6,193                      10,140                    12,703
----------------------------------------------------------------------------------------------------------------------------------
                     Total revenue                              1,123,930                   1,042,250                   944,912
----------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Life insurance benefits                                         281,441                     268,163                   254,326
  Annuity benefits                                                153,238                     145,636                   131,793
  Accident and health insurance benefits                          434,793                     374,743                   379,122
----------------------------------------------------------------------------------------------------------------------------------
                     Total benefits                               869,472                     788,542                   765,241

  Benefit recoveries                                              249,552                     210,702                   212,144
----------------------------------------------------------------------------------------------------------------------------------
                     Net benefits                                 619,920                     577,840                   553,097

  Commissions and other agent compensation                        267,714                     233,939                   313,715
  General and administrative expenses                              99,018                     115,419                   111,116
  Taxes, licenses and fees                                         19,959                      17,672                    22,514
  Increase in deferred acquisition costs, net                     (36,344)                    (28,552)                 (132,090)
  Minority interest in income of consolidated
    subsidiary                                                          0                         (30)                      (66)
----------------------------------------------------------------------------------------------------------------------------------
                     Total benefits and expenses                  970,267                     916,288                   868,286
----------------------------------------------------------------------------------------------------------------------------------

            Income from operations before income taxes            153,663                     125,962                    76,626
----------------------------------------------------------------------------------------------------------------------------------

Income tax expense:
  Current                                                          21,936                      12,993                     5,098
  Deferred                                                         30,559                      25,772                    16,053
----------------------------------------------------------------------------------------------------------------------------------
                     Total income tax expense                      52,495                      38,765                    21,151
----------------------------------------------------------------------------------------------------------------------------------


                     Net income                           $       101,168                      87,197                    55,475
==================================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                                    1996                        1995                      1994
----------------------------------------------------------------------------------------------------------------------------------
Common stock:
  Balance at beginning and end of year                    $        20,000                      20,000                    20,000
----------------------------------------------------------------------------------------------------------------------------------

Preferred Stock:
  Balance at beginning of year                                     25,000                      40,000                         0
  Issuance of stock during the year                                     0                           0                    40,000
  Redemption of stock during the year                                   0                     (15,000)                        0
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                           25,000                      25,000                    40,000
----------------------------------------------------------------------------------------------------------------------------------

Additional paid-in capital:
  Balance at beginning of year                                    407,088                     406,494                   401,304
  Additional contribution from parent                                   0                         594                     5,190
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                          407,088                     407,088                   406,494
----------------------------------------------------------------------------------------------------------------------------------

Net unrealized gain (loss) on investments:
  Balance at beginning of year                                    139,204                     (62,073)                    9,071
  Cumulative effect of implementation of Statement
     No. 115, net of deferred federal income taxes                      0                           0                    74,866
  Net unrealized gain on securities transferred
     from held-to-maturity to available-for-sale
     classification, net of deferred federal income taxes               0                       1,789                         0
  Net unrealized gain (loss) during the year,
     net of deferred federal income taxes                         (36,567)                    199,488                  (146,010)
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                          102,637                     139,204                   (62,073)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized Canadian currency loss:
  Balance at beginning of year                                     (3,455)                     (3,787)                   (2,708)
  Net unrealized gain (loss) during the year,
     net of deferred federal income taxes                             (18)                        332                    (1,079)
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                           (3,473)                     (3,455)                   (3,787)
----------------------------------------------------------------------------------------------------------------------------------

Retained earnings:
  Balance at beginning of year                                    363,357                     278,811                   223,749
  Net income                                                      101,168                      87,197                    55,475
  Cash dividend to stockholder                                     (1,600)                     (2,651)                     (413)
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                          462,925                     363,357                   278,811
----------------------------------------------------------------------------------------------------------------------------------

       Total stockholder's equity                         $     1,014,177                     951,194                   679,445
==================================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                               1996           1995          1994
-----------------------------------------------------------------------------------------------------------
Cash flows used in operating activities:
  Net income                                              $  101,168         87,197        55,475
-----------------------------------------------------------------------------------------------------------

    Adjustments to reconcile net income to net
      cash used in operating activities:
        Realized gains on investments                        (28,561)       (29,202)         (829)
        Deferred federal income tax expense                   30,559         25,772        16,053
        Charges to policy account balances                   (84,069)      (120,254)     (125,488)
        Interest credited to policy account balances         166,766        169,151       150,490
        Change in:
          Accrued investment income                              728         (2,072)         (764)
          Receivables                                        (30,578)       (13,300)       12,040
          Reinsurance receivables                           (119,384)      (190,953)      (93,453)
          Deferred acquisition costs                         (36,344)       (28,552)     (132,090)
          Future policy benefit reserves                      76,478         66,932        20,791
          Policy and contract claims
            and other policyholder funds                      37,055         25,116        25,072
          Unearned premiums                                   (2,005)        (6,195)       (1,194)
          Reinsurance payable                                 24,019         (8,669)       19,779
          Current tax recoverable                             (8,508)          (153)       (6,255)
          Accrued expenses and other liabilities              15,506         17,365         7,556
          Commissions due and accrued                         14,124         (1,211)        3,316
        Depreciation and amortization                        (25,874)       (23,391)      (11,498)
        Other, net                                            (1,568)           916           (86)
-----------------------------------------------------------------------------------------------------------
               Total adjustments                              28,344       (118,700)     (116,560)
-----------------------------------------------------------------------------------------------------------

               Net cash used in operating activities         129,512        (31,503)      (61,085)
-----------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                Consolidated Statements of Cash Flows, continued

                        December 31, 1996, 1995 and 1994
                                 (in thousands)
                                                                    1996                1995               1994
------------------------------------------------------------------------------------------------------------------------
Cash flows used in operating activities                           129,512             (31,503)           (61,085)

Cash flows used in investing activities:
  Purchase of fixed maturities, at market                   $  (1,324,676)         (1,533,290)          (928,532)
  Purchase of equity securities                                  (137,304)           (166,701)          (145,267)
  Purchase of real estate                                         (26,980)                  0                  0
  Funding of mortgage loans                                       (70,265)            (66,301)           (64,808)
  Sale of fixed maturities, at market                           1,043,748           1,242,988            791,659
  Matured or redeemed fixed maturities, at amortized cost               0               7,022              4,342
  Matured fixed maturities, at market                               2,711              38,991             32,508
  Sale of equity securities                                       122,788              97,619            150,347
  Sale of real estate                                               4,324                   0                  0
  Repayment of mortgage loans                                      23,317              25,563             28,206
  Purchase of minority interest's shares in subsidiary                  0              (7,903)                 0
  Net change in certificates of deposit and
    short-term securities                                        (173,471)            123,806            (96,344)
  Change in liability related to
    reverse repurchase transactions                               130,196             (58,150)            58,150
  Other                                                             2,090              (2,851)            (6,699)
------------------------------------------------------------------------------------------------------------------------

           Net cash used in investing activities                 (403,522)           (299,207)          (176,438)
------------------------------------------------------------------------------------------------------------------------


Cash flows used in financing activities:
  Policyholders' deposits to account balances               $     592,670             553,699            526,918
  Policyholders' withdrawals from account balances               (368,490)           (291,102)          (235,309)
  Change in assets held under reinsurance agreements               52,973              36,354            (59,349)
  Net change in mortgage notes payable                                  0              (1,049)               (39)
  Additional paid-in capital from parent                                0                 594              5,190
  Preferred stock transactions                                          0             (15,000)            40,000
  Cash dividends paid                                              (1,600)             (2,651)              (413)
------------------------------------------------------------------------------------------------------------------------

           Net cash used in financing activities                  275,553             280,845            276,998
------------------------------------------------------------------------------------------------------------------------

           Net change in cash                                       1,543             (49,865)            39,475

Cash at beginning of year                                          36,449              86,314             46,839
------------------------------------------------------------------------------------------------------------------------

Cash at end of year                                         $      37,992              36,449             86,314
========================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company which is licensed to sell both group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1996 gross premium volume, 14%, 64% and 22% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies and third party marketing organizations. The Company has a significant relationship with a mutual fund company and its broker/dealer network related to sales of its variable life and variable annuity products and another significant administration, marketing and reinsurance relationship with an unrelated insurance company.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiary, Preferred Life Insurance Company of New York and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

RECOGNITION  OF  TRADITIONAL  LIFE,  GROUP  LIFE AND GROUP  ACCIDENT  AND HEALTH
REVENUE

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

RECOGNITION OF NONTRADITIONAL AND VARIABLE LIFE AND ANNUITY REVENUE

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

DEFERRED ACQUISTION COSTS

Acquisition costs, consisting of commissions and other costs which vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1996, 1995 and 1994 were $137,618, $117,782 and $108,676, respectively.

FUTURE POLICY BENEFIT RESERVES

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions are graded from 9% to 5.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31, 1996 and 1995.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

REINSURANCE

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)
INVESTMENTS

On January 1, 1994, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities which addresses the accounting and reporting for investments in equity securities that have readily determinable fair values and for all investments in debt securities. Those investments are classified in one of three categories. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as "held-to-maturity securities" and reported at amortized cost. Debt and equity securities bought and held principally for the purpose of selling them in the near term are classified as "trading securities" and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either "held-to-maturity securities" or "trading securities" are classified as "available-for-sale securities" and reported at fair value, with unrealized gains and losses reported as a separate component of stockholders' equity, net of deferred taxes. At January 1, 1994, the Company classified the majority of its investment portfolio as "available-for-sale securities" with a limited number of securities classified as "held-to-maturity".

At December 31, 1995, the Company transferred all of its securities with an amortized cost of $83,357 classified as "held-to-maturity' to the "available-for-sale" classifications as provided in the Financial Accounting Standards Board (FASB) Special Report on the implementation of SFAS No. 115. The effect of this transfer was an increase in stockholder's equity of $1,789. All of the Company's investment portfolio is classified as "available-for-sale" at December 31, 1996 and 1995.

Short-term investments are carried at amortized cost which approximates market. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. During 1995, the Company adopted SFAS No. 114, Accounting by Creditors for Impairment of a Loan and SFAS No. 118, Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosures. SFAS No. 114 addresses accounting by creditors for impairment of certain loans. It requires that impaired loans within the scope of the Statement be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, alternatively, at the loan's observable market price of the fair value of supporting collateral. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. SFAS No. 118 permits existing income recognition practices to continue. The Company does not accrue interest on impaired loans and accounts for interest income on a cash basis. The adoption of these Statements did not have a material impact on the Company's net income or financial position.

Investments in real estate are reflected at the lower of cost or market value. Real estate occupied by the Company is reflected at cost, less accumulated depreciation. Investments in real estate, exclusive of land, are being depreciated on a straight-line basis over estimated useful lives ranging from 3 to 30 years.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1996 and 1995,  investments with a carrying value of $102,361
and  $37,879,  respectively,   were  held  on  deposit  with  various  insurance
departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

INCOME TAXES

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

SEPARATE ACCOUNTS

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

RECEIVABLES

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

ACCOUNTING CHANGES

In 1996, the Company adopted SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS No. 121 also addresses the accounting for long-lived assets that are expected to be disposed of by a company. No adjustments were made to the consolidated financial statements upon adoption of this pronouncement.

ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED

In June 1996, the FASB issued SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. In December 1996, the FASB issued SFAS No. 127, Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125, which defers the effective date of certain paragraphs of SFAS No. 125 that are applicable to the Company. The Statements which address transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996, is to be applied prospectively. Earlier or retroactive application is not permitted. As a result of SFAS No. 127, the Company will adopt SFAS No. 125 at January 1, 1998. Adoption of these pronouncements is not expected to have a significant impact on the consolidated financial statements.

RECLASSIFICATIONS

Certain  1995   balances  have  been   reclassified   to  conform  to  the  1996
presentation.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(2)  INVESTMENTS


     Investments at December 31, 1996 consist of:

                                                                                              Amount
                                          Amortized                  Estimated               shown on
                                            cost                        fair                  balance
                                           or cost                     value                   sheet
--------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Government                      $    620,236                    645,264                645,264
  States and political subdivisions             419                        424                    424
  Foreign government                        304,589                    309,394                309,394
  Public utilities                            6,466                      7,041                  7,041
  Corporate securities                    1,025,189                  1,040,322              1,040,322
  Mortgage backed securities                669,181                    687,054                687,054
  Collateralized mortgage obligations        78,331                     78,807                 78,807
--------------------------------------------------------------------------------------------------------

     Total fixed maturities            $  2,704,411                  2,768,306              2,768,306
--------------------------------------------------------------------------------------------------------

Equity securities:
  Common stocks:
     Public utilities                         4,941                      5,087                  5,087
     Banks, trusts and insurance
       companies                              8,132                     10,528                 10,528
     Industrial and miscellaneous           211,520                    301,691                301,691
  Nonredeemable preferred stocks              9,496                     10,528                 10,528
--------------------------------------------------------------------------------------------------------

     Total equity securities           $    234,089                    327,834                327,834
--------------------------------------------------------------------------------------------------------

Other investments:
  Mortgage loans on real estate             245,559                  XXXXXXXXX                245,559
  Real estate:
    Investment properties                    34,129                  XXXXXXXXX                 34,129
    Partnerships                             10,695                  XXXXXXXXX                 10,695
  Certificates of deposit and
    short term securities                   204,972                  XXXXXXXXX                204,972
  Policy loans                              103,708                  XXXXXXXXX                103,708
  Other long term investments                   124                  XXXXXXXXX                    124
--------------------------------------------------------------------------------------------------------

     Total other investments           $    599,187                  XXXXXXXXX                599,187
--------------------------------------------------------------------------------------------------------

     Total investments                 $  3,537,687                  XXXXXXXXX              3,695,327
========================================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

At December 31, 1996 and 1995, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of available-for-sale securities are as follows:

                                         Amortized       Gross         Gross       Estimated
                                           cost        unrealized    unrealized      fair
                                          or cost         gains        losses        value
---------------------------------------------------------------------------------------------------

1996:
  U.S. Government                          620,236        25,954         926        645,264
  States and political subdivisions            419             5           0            424
  Foreign government                       304,589         6,090       1,285        309,394
  Public utilities                           6,466           575           0          7,041
  Corporate securities                   1,025,189        24,137       9,004      1,040,322
  Mortgage backed securities               669,181        18,444         571        687,054
  Collateralized mortgage obligations       78,331           995         519         78,807
---------------------------------------------------------------------------------------------------
     Total fixed maturities              2,704,411        76,200      12,305      2,768,306
  Equity securities                        234,089        98,711       4,966        327,834
---------------------------------------------------------------------------------------------------

     Total                            $  2,938,500       174,911      17,271      3,096,140
===================================================================================================

1995:
  U.S. Government                          793,311        74,482           0        867,793
  States and political subdivisions            469            12           0            481
  Foreign government                       254,457        11,613         273        265,797
  Public utilities                          32,100         4,628           0         36,728
  Corporate securities                     709,906        41,746       4,043        747,609
  Mortgage backed securities               516,538        31,644           0        548,182
  Collateralized mortgage obligations       80,949         2,751         692         83,008
---------------------------------------------------------------------------------------------------
     Total fixed maturities              2,387,730       166,876       5,008      2,549,598
  Equity securities                        201,608        61,753       8,903        254,458
---------------------------------------------------------------------------------------------------

     Total                            $  2,589,338       228,629      13,911      2,804,056
===================================================================================================

The changes in unrealized gains (losses) on fixed maturities available-for-sale securities were $(97,973), $261,471 and $(214,245) in each of the years ended December 31, 1996, 1995, 1994 and the change in unrealized losses on held-to-maturity securities was $(8,783) for the year ended December 31, 1994.

The changes in unrealized gains (losses) in equity investments, which include common stocks and nonredeemable preferred stocks, and other investments were $40,895, $48,186 and $(9,587) for the years ended December 31, 1996, 1995 and
1994, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


The amortized cost and estimated fair value of fixed maturities at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                            Amortized       Estimated
                                              cost          fair value
--------------------------------------------------------------------------------
  Due in one year or less                 $     4,523           4,689
  Due after one year through five years       337,770         347,854
  Due after five years through ten years    1,261,874       1,287,172
  Due after ten years                         352,732         362,730
  Mortgage backed securities                  747,512         765,861
--------------------------------------------------------------------------------

  Totals                                  $ 2,704,411       2,768,306
================================================================================

Gross gains of $43,696, $41,962 and $26,848 and gross losses of $16,834, $14,607 and $26,805 were realized on sales of available-for-sale securities in 1996, 1995 and 1994, respectively; related taxes were $9,402, $9,574 and $715 in 1996, 1995 and 1994, respectively. Proceeds from redemptions of held-to-maturity securities during 1995 and 1994 were $7,022 and $4,342, respectively, with no gain or loss realized on the transactions.

Net realized  investment  gains (losses) for the respective years ended December
31 are summarized as follows:

                                        1996         1995         1994
--------------------------------------------------------------------------------
Fixed maturities, at market         $   8,897       21,877       (2,712)
Equity securities                      17,964        5,478        2,745
Mortgage loans                         (1,129)        (687)      (1,667)
Real estate                             3,104        2,530        2,067
Other                                    (275)           4          396
--------------------------------------------------------------------------------
    Net gains before taxes             28,561       29,202          829

Tax expense on net realized gains       9,996       10,218          352
--------------------------------------------------------------------------------

    Net gains after taxes           $  18,565       18,984          477
================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


In 1995, in conjunction with an expanded marketing agreement, the Company provided an unrelated insurance company with $30,000 in exchange for a fifteen year convertible debenture paying 5% interest for the first five years with the interest rate reset annually thereafter at the one-year LIBOR plus 1%. If converted, the Company would obtain an approximate 10% equity ownership in the unrelated company. The Company has no intention of converting the debenture in the near term.

During 1996 and 1995, the Company entered into mortgage backed security reverse repurchase transactions ("dollar rolls") with certain securities dealers. Under this program, the Company sells certain securities for delivery in the current month and simultaneously contracts with the same dealer to repurchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities sold. As of December 31, 1996, mortgage backed securities underlying the agreements were carried at a market value of $124,281 and other liabilities included $130,196 for funds received under these agreements. As of December 31, 1995 there were no outstanding amounts under the Company's dollar roll program. Average balances outstanding were $83,602 and $67,735 and weighted average interest rates were 7.5% and 7.4% during 1996 and 1995, respectively. The maximum balance outstanding during 1996 was $130,196.

During 1996 and 1995, the Company participated in a securities lending program administered by AZOA's investment division. Under this program, the Company loans U.S. Treasury Notes to qualified third parties. The Company obtains collateral for the loan equal to 102 percent of the estimated market value and accrued interest on the loaned securities and receives a portion of the interest earned on the collateral. In addition, the Company maintains full ownership rights to the securities loaned, including investment income and has the ability to sell the securities while they are on loan with the consent of the borrower. There were no securities on loan at December 31, 1996 and 1995.

Impaired mortgage loans are defined as those where it is probable that amounts due according to contractual terms, including principal and interest, will not be collected. Impaired mortgage loans are measured by the Company at the fair value of collateral. Interest income on impaired mortgage loans is recorded on a cash basis. There were no impaired loans held by the Company as of December 31, 1996. Below is a summary of impaired mortgage loans as of December 31, 1995.

                                Impaired                 Impaired            Total
                             mortgage loans           mortgage loans        impaired
                             with a related          without a related      mortgage
                                allowance                allowance           loans
----------------------------------------------------------------------------------------
1995:
Balance                      $    9,210                    8,541             17,751
Related allowance                 3,580                                       3,580
----------------------------------------------------------------------------------------

Balance, net of allowance    $    5,630                    8,541             14,171
========================================================================================

Below is a summary of interest income on impaired mortgage loans.
                                                                          1996       1995
-----------------------------------------------------------------------------------------------
Average principal balance of impaired mortgage loans                $    9,835      19,671
Total interest income on impaired mortgage loans                           557       1,100
Interest income on impaired mortgage loans recorded on a cash basis        557       1,100
-----------------------------------------------------------------------------------------------

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


The valuation allowances at December 31, 1996, 1995 and 1994 and the changes in the allowance for the years then ended are summarized as follows:

                                                             Writedowns
                               Beginning     Charged to      Charged to                       End
                                of year      Operations      Allowance      Recoveries      of year
----------------------------------------------------------------------------------------------------------
December 31, 1996:
  Mortgage loans              $  10,487            0             0            3,208          7,279

----------------------------------------------------------------------------------------------------------

Total valuation allowance     $  10,487            0             0            3,208          7,279
==========================================================================================================

December 31, 1995:
  Mortgage loans              $  11,552          914             0            1,979         10,487
  Investment in real estate       1,550            0             0            1,550              0
----------------------------------------------------------------------------------------------------------

Total valuation allowance     $  13,102          914             0            3,529         10,487
==========================================================================================================

December 31, 1994:
  Mortgage loans              $  11,552        1,598             0            1,598         11,552
  Investment in real estate       1,550            0             0                0          1,550
----------------------------------------------------------------------------------------------------------

Total valuation allowance     $  13,102        1,598             0            1,598         13,102
==========================================================================================================

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:
                                               1996        1995       1994
--------------------------------------------------------------------------------
Interest:
  Fixed maturities, at amortized cost     $        0       6,284      6,966
  Fixed maturities, at market                178,664     158,421    141,611
  Mortgage loans                              19,267      16,125     13,706
  Policy loans                                 7,013       6,688      6,329
  Short-term investments                      10,688       7,182      3,012
Dividends:
  Preferred stock                                818         581        495
  Common stock                                 4,527       3,204      2,673
Rental income on real estate                   3,161       2,781      3,135
Interest on assets held by reinsurers          9,709      10,445     10,470
Other                                          2,183         833        577
--------------------------------------------------------------------------------
  Total investment income                    236,030     212,544    188,974

Investment expenses                           13,408      11,386      7,683
--------------------------------------------------------------------------------

  Net investment income                   $  222,622     201,158    181,291
================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(3)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                          1996                               1995
--------------------------------------------------------------------------------------------------------------------
                                              Carrying          Fair               Carrying           Fair
                                               Amount           Value               Amount            Value
                                           --------------    -----------         -------------    ------------
Financial assets
----------------
  Fixed maturities, at market:
     U.S. Government                       $    645,264        645,264              867,793          867,793
     States and political subdivisions              424            424                  481              481
     Foreign governments                        309,394        309,394              265,797          265,797
     Public utilities                             7,041          7,041               36,728           36,728
     Corporate securities                     1,040,322      1,040,322              747,609          747,609
     Mortgage backed securities                 687,054        687,054              548,182          548,182
     Collateralized mortgage obligations         78,807         78,807               83,008           83,008
  Equity securities                             327,834        327,834              254,458          254,458
  Mortgage loans                                245,559        252,825              203,128          212,766
  Short term investments                        204,972        204,972               31,501           31,501
  Policy loans                                  103,708        103,708              104,184          104,184
  Other long term investments                       124            124                  650              650
  Receivables                                   155,278        155,278              124,700          124,700
  Separate accounts assets                    9,520,561      9,520,561            8,402,003        8,402,003

Financial liabilities
---------------------
  Investment contracts                        3,297,973      2,747,914            3,063,100        2,542,260
  Separate account liabilities                9,520,561      9,324,358            8,402,003        8,181,725
--------------------------------------------------------------------------------------------------------------------

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(4)  RECEIVABLES

Receivables at December 31 consist of the following:

                                         1996               1995
-------------------------------------------------------------------------
Premiums due                         $ 125,216             83,695
Agents balances                          5,523              7,236
Related party receivables                2,099                922
Reinsurance commission receivable        7,515             16,693
Scholarship enrollment fees              8,025              6,822
Due from administrators                  3,244              6,149
Other                                    3,656              3,183
-------------------------------------------------------------------------

     Total receivables               $ 155,278            124,700
=========================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

(5)  ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1996 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $14,348, $18,858 and $11,149 in 1996, 1995 and 1994, respectively, is summarized as follows:

                                                              1996            1995          1994
--------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
  recoverables of $99,292, $96,090 and $86,551           $  191,804         185,028       170,123
Incurred related to:
  Current year                                              271,308         242,024       230,995
  Prior years                                               (11,642)         (9,163)       (7,290)
--------------------------------------------------------------------------------------------------------
Total incurred                                              259,666         232,861       223,705
--------------------------------------------------------------------------------------------------------
Paid related to:
  Current year                                              107,842         100,165        82,338
  Prior years                                               127,032         125,920       126,462
--------------------------------------------------------------------------------------------------------
Total paid                                                  234,874         226,085       208,800
--------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance
  recoverables of $114,230, $99,292 and $96,090          $  216,596         191,804       185,028
========================================================================================================

Due to lower than anticipated losses related to prior years, the provision for claims and claim adjustment expenses decreased.

(6)  REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $1 million coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1996 are $53,036, $799,499 and $248,389 recoverable from three insurers who, as of December 31, 1996, were rated A+, A+ and B++, respectively, by Best's Insurance Reports. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

Life  insurance,  annuities  and accident and health  business  assumed from and ceded to other companies is as follows:
                                                                                                Percentage
                                                      Assumed          Ceded                    of amount
                                      Gross           from other      to other         Net       assumed
    Year ended                        amount          companies       companies       amount      to net
-----------------------------------------------------------------------------------------------------------------
December 31, 1996:

Life insurance In force            $ 37,527,994      44,073,247       6,126,541     75,474,700     58.4%
-----------------------------------------------------------------------------------------------------------------

Premiums:
  Life insurance                        235,837         133,994          37,986        331,845     40.4%
  Annuities                             169,503           1,153          12,769        157,887      0.7%
  Accident and health insurance         396,051         207,179         226,408        376,822     55.0%
-----------------------------------------------------------------------------------------------------------------
     Total premiums                     801,391         342,326         277,163        866,554     39.5%
=================================================================================================================

December 31, 1995:

Life insurance In force            $ 39,601,531      28,790,199       6,884,645     61,507,085     46.8%
-----------------------------------------------------------------------------------------------------------------

Premiums:
  Life insurance                        242,704         108,102          40,291        310,515     34.8%
  Annuities                             145,994           1,117          10,376        136,735      0.8%
  Accident and health insurance         361,290         165,769         172,559        354,500     46.8%
-----------------------------------------------------------------------------------------------------------------
     Total premiums                     749,988         274,988         223,226        801,750     34.3%
=================================================================================================================

December 31, 1994:

Life insurance In force            $ 39,789,859      24,411,513       6,893,030     57,308,342     42.6%
-----------------------------------------------------------------------------------------------------------------

Premiums:
  Life insurance                        230,241          96,308          35,578        290,971     33.1%
  Annuities                             119,045           1,195           6,806        113,434      1.1%
  Accident and health insurance         388,759         158,749         201,824        345,684     45.9%
-----------------------------------------------------------------------------------------------------------------
     Total premiums                     738,045         256,252         244,208        750,089     34.2%
=================================================================================================================

Of the amounts ceded to others, the Company ceded life insurance inforce of $381,381, $182,638 and $86,055 in 1996, 1995 and 1994, respectively, and life insurance premiums earned of $1,293, $641 and $203 in 1996, 1995 and 1994, respectively, to its ultimate parent Allianz Aktiengesellshaft. The Company also ceded accident and health premiums earned to Allianz Aktiengesellshaft of $1,922, $(7,520) and $12,256 in 1996, 1995 and 1994.

In addition to the above transactions, the Company ceded a portion of its mortality risk associated with the variable annuity product to Allianz Aktiengesellshaft. The Company recorded a recoverable on future policy benefit reserves of $1,279 and $930 as of December 31, 1996 and 1995, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(7)  INCOME TAXES

INCOME TAX EXPENSE

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                            1996           1995         1994
------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:

  Current tax expenses                                 $   21,936         12,993        5,098

  Deferred tax (benefit) expense                           30,559         25,772       16,053
------------------------------------------------------------------------------------------------------

Total income tax expense attributable to operations    $   52,495         38,765       21,151

Income tax effect on equity:

  Income tax allocated to stockholder's equity:
    Adoption of SFAS No. 115                                    0              0       40,312
    Attributable to unrealized gains and losses
      for the year                                        (19,967)       108,559      (79,201)
------------------------------------------------------------------------------------------------------

Total income tax effect on equity                      $   32,528        147,324      (17,738)
======================================================================================================

COMPONENTS OF INCOME TAX EXPENSE

Income tax expense computed at the statutory rate of 35% in 1996, 1995 and 1994, varies from tax expense reported in the Consolidated Statements of Income for the respective years ended December 31 as follows:

                                                             1996          1995        1994
---------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate         $ 53,782        44,087      26,819
Dividends received deductions and tax-exempt interest         (650)       (5,430)     (3,967)
Foreign tax                                                 (2,723)         (464)        (79)
Interest on tax deficiency                                     261           408        (716)
Other                                                        1,824           164        (906)
---------------------------------------------------------------------------------------------------
  Income tax expense as reported                          $ 52,494        38,765      21,151
===================================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                               1996          1995
----------------------------------------------------------------------
Deferred tax assets:
  Provision for post retirement benefits   $   2,024         1,936
  Allowance for uncollectible accounts         1,256         2,283
  Policy reserves                            158,131       175,963
----------------------------------------------------------------------

     Total deferred tax assets               161,411       180,182
----------------------------------------------------------------------

Deferred tax liabilities:
  Deferred acquisition costs                 240,906       234,393
  Net unrealized gain                         53,008        72,975
  Other                                       18,257        12,988
----------------------------------------------------------------------

     Total deferred tax liabilities          312,171       320,356
----------------------------------------------------------------------

Net deferred tax liability                 $ 150,760       140,174
======================================================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

As of December 31, 1996 and 1995, the Company had no tax loss carryforwards or alternative minimum tax credits.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company and each of its insurance subsidiaries generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $30,946, $14,865 and $15,162 in 1996, 1995 and 1994, respectively. At December 31, 1996 and 1995 the Company had a tax recoverable from AZOA of $11,599 and $3,257, respectively and a recoverable from Revenue Canada Taxation of $856 and $690, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(8)  RELATED PARTY TRANSACTIONS

In November 1995, the Company purchased the 400 non-voting common shares in its subsidiary, Canadian American Financial Corporation from AZOA for $7,903. The acquisition of the shares increased the Company's equity ownership in both voting and non-voting common stock to 100%.

As of December 31, 1995, Allianz Real Estate (AzRE), a wholly owned subsidiary of AZOA, owned 100% of the stock or was a limited partner of certain entities whose assets include mortgage loans issued by the Company amounting to $6,245. Included in the mortgage loans are properties originally foreclosed upon by the Company of which the balances at December 31, 1995 was $1,650.

The Company reimbursed AZOA $86, $738 and $817 in 1996, 1995 and 1994, respectively, for certain administrative services performed. The Company's liability to AZOA was $0 and $528 at December 31, 1996 and 1995, respectively.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $1,657, $1,024 and $1,285 in 1996, 1995 and 1994, respectively, for investment advisory fees. The Company's liability to AZOA was $543 and $377 at December 31, 1996 and 1995, respectively.

The Company shares a data center with affiliated insurance companies. Usage charges paid to the data center by the Company were $3,275, $3,752 and $4,228 in 1996, 1995 and 1994, respectively. The Company's liability for data center charges was $58 and $337 at December 31, 1996 and 1995, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. In 1994, the Company issued 25 millions shares of Series A preferred stock with a dividend rate of 6.4% to AZOA for $25,000 and issued 15 millions shares of Series B preferred stock with a dividend rate of 6.95% to AZOA for $15,000. In December 1995, the Company redeemed and canceled the 15 million shares of Series B preferred stock issued to AZOA. There are currently 25 million shares of Series A preferred stock issued and outstanding.

As of December 31, 1996, the Company sold to AZOA, without recourse, two receivables due from third parties amounting to $6,600. The Company recognized a loss of $416 resulting from these sales.

In 1995 and 1994, AZOA contributed additional capital to the Company of $594 and $5,190, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(9)  EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $808, $860 and $918 in 1996, 1995 and 1994, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for 1996, 1995 and 1994 Plan participants was 100%. All employees, excluding agents, are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $1,105, $1,188 and $1,266 in 1996, 1995 and 1994, respectively, toward planned contributions.

In 1995, the Company discontinued support of its individual agency field force and suspended contributions to the agents' asset accumulation plan as of January 1, 1996. Prior to this event, the Company matched 100% of eligible agents' contributions up to a maximum of 3% of a participant's compensation and accepted participant's pretax or after tax contributions up to 10% of participant's compensation. Also during 1995, participation in the Plan decreased significantly resulting in a partial plan termination whereby participants as of January 1, 1995 became fully vested in the Plan. The Company has no intention to fully terminate the Plan in the near term. Total Company contributions to the Plan were $0, $118 and $386 in 1996, 1995 and 1994, respectively.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1996 and 1995 was $5,783 and $5,532, respectively, and the liability is included in "Other liabilities" in the accompanying balance sheet.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. These items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life policy and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                                  Stockholder's equity                       Net income
                                               --------------------------     -------------------------------------
                                                 1996           1995             1996         1995        1994
-------------------------------------------------------------------------------------------------------------------
Statutory basis                            $   384,989        299,186           67,995       11,565       6,895
Adjustments:
  Change in reserve basis                     (199,566)      (211,678)          13,324      (43,642)   (109,473)
  Deferred acquisition costs                   863,338        826,994           36,344       28,552     132,090
  Net deferred taxes                          (150,760)      (140,174)         (30,559)     (25,772)    (16,053)
  Statutory asset valuation reserve            133,564        100,462                0            0           0
  Statutory interest maintenance reserve        26,342         25,061            1,183        8,756      (4,768)
  Modified coinsurance reinsurance            (113,743)      (119,178)           5,435      104,222      44,920
  Unrealized gains on investments               64,928        163,237                0            0           0
  Nonadmitted assets                             7,121          1,471                0            0           0
  Other                                         (2,036)         5,813            7,446        3,516       1,864
-------------------------------------------------------------------------------------------------------------------

     As reported in the accompanying
       consolidated financial statements   $ 1,014,177        951,194          101,168       87,197      55,475
===================================================================================================================

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 1996 and 1995 was in compliance with these requirements. The maximum amount of dividends which can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. In 1996 and 1995, respectively, the Company paid to AZOA dividends, on preferred stock only, in the amount of $1,600 and $2,651, respectively. Dividends of $61,439 could be paid in 1997 without prior approval of the Commissioner of Commerce.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


REGULATORY RISK BASED CAPITAL

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                                    Ratio of total adjusted capital to
                                    authorized control level risk-based
   Regulatory Event                 Capital (less than or equal to)
  -------------------------        -------------------------------------
   Company action level                 2 (or 2.5 with negative trends)
   Regulatory action level                             1.5
   Authorized control level                             1
   Mandatory control level                             0.7



The Company met the minimum risk-based capital requirements as of December 31, 1996 and 1995.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently has a project underway to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which have a significant impact on its statutory financial statements.

STATE EXAMINATION

Preferred Life is currently under routine examination by the New York State Department of Insurance. No matters of significance or adjustments to Preferred Life's statutory financial statements have been brought to management's attention as a result of this examination.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(11) COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


(12) FOREIGN CURRENCY TRANSLATION

The net assets of the Company's  foreign  operations  are  translated  into U.S.
dollars using exchange rates in effect at each year end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of stockholder's equity. An analysis of this account for the respective years ended December 31 follows:

                                                               1996           1995         1994
-------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments      $ (3,455)        (3,787)      (2,708)
-------------------------------------------------------------------------------------------------------

Aggregate adjustment for the period resulting from
  translation adjustments                                        (28)           511       (1,659)
Amount of income tax benefit (expense)
  for period related to aggregate adjustment                      10           (179)         580
-------------------------------------------------------------------------------------------------------
      Net aggregate translation included in equity               (18)           332       (1,079)
-------------------------------------------------------------------------------------------------------

Ending amount of cumulative translation adjustments         $ (3,473)        (3,455)      (3,787)
=======================================================================================================

Canadian foreign exchange rate at end of year                 0.7297         0.7329       0.7129

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(13) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 1996, 1995 and 1994:

                                  As of December 31                                 For the year ended December 31
                     ------------------------------------------  -------------------------------------------------------------------
                                    Future                                             Benefits,    Net
                                    policy                Other    Premium              claims     change
                                    benefits,             policy   revenue              losses,     in
                         Deferred   losses,               claims   and other  Net        and       policy
                          policy    claims                 and     contract   invest-  settle-     acquisi-     Other    Premiums
                        acquistion  and loss   Unearned  benefits  consider-  ment      ment        tion      operating  written
                          costs     expense    premiums  payable    ations    income   expenses    costs (a)   expenses    (b)
-----------------------------------------------------------------------------------------------------------------------------------
1996:
  Life                  $ 175,608   1,204,633     5,502    62,369   331,845    89,049  258,221      4,308      103,352
  Annuities               672,797   2,879,221         0     1,859   157,887   113,537  105,335    (43,283)     161,002
  Accident and health      14,933           0    26,674   374,596   376,822    20,036  256,364      2,631      122,337
-----------------------------------------------------------------------------------------------------------------------------------

                        $ 863,338   4,083,854    32,176   438,824   866,554   222,622  619,920    (36,344)     386,691
===================================================================================================================================

1995:
  Life                  $ 179,915   1,088,964     5,493    62,660   310,514    83,741  239,287      8,475      124,415
  Annuities               629,515   2,601,943         0       580   136,736    98,214   89,321    (34,235)     137,000
  Accident and health      17,564           0    28,688   308,658   354,500    19,203  249,232     (2,792)     105,615
------------------------------------------------------------------------------------------------------------------------------------

                        $ 826,994   3,690,907    34,181   371,898   801,750   201,158  577,840    (28,552)     367,030
===================================================================================================================================

1994:
  Life                  $ 188,390   1,022,537     6,012    63,728   290,971    78,100  228,383      6,889      114,767
  Annuities               595,280   2,304,560         0       360   113,434    86,168   88,100   (140,776)     210,933
  Accident and health      14,772           0    34,364   291,323   345,684    17,023  236,614      1,797      121,645
-----------------------------------------------------------------------------------------------------------------------------------

                        $ 798,442   3,327,097    40,376   355,411   750,089   181,291  553,097   (132,090)     447,345
===================================================================================================================================

(a) See note 1 for total gross amortization.

(b) Premiums written are not applicable for life insurance companies.




                                    PART C
                              OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Consolidated Balance Sheets as of December 31, 1996 and 1995.
          3. Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 1996, 1995 and 1994.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994.
          6. Notes to Consolidated Financial Statements - December 31, 1996, 1995 and 1994.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and Liabilities as of December 31, 1996.
          3.  Statements of Operations for the year ended December 31, 1996.
          4. Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995.
          5.  Notes to Financial Statements - December 31, 1996.


      b. Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account*
      2. Not  Applicable
      3. Principal  Underwriter's  Agreement**
      4. Individual  Variable  Annuity  Contract*
      4.a. Waiver of Contingent Deferred Sales Charge Endorsement* 4.b. Enhanced Death Benefit Endorsement*
      5. Application  for  Individual  Variable  Annuity  Contract*
      6. (i)    Copy  of  Articles  of  Incorporation of the Company*
         (ii)  Copy  of  the  Bylaws  of  the  Company*
      7. Not  Applicable
      8. Form  of  Fund  Participation  Agreement*
      9. Opinion  and  Consent  of  Counsel
     10. Independent  Auditors'  Consent
     11. Not  Applicable
     12. Not  Applicable
     13. Calculation  of  Performance  Data
     14. Company  Organizational  Chart**
     27. Not Applicable

* Incorporated by reference to Registrant's Form N-4 electronically filed on June 24, 1996.
** Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's form N-4 electronically filed on December 13, 1996.


Item  25.        Directors  and  Officers  of  the  Depositor

The following are the Officers and Directors of the Insurance Company:

Name and Principal            Positions and Offices
Business Address              with Depositor
----------------------------  ---------------------------------

Lowell C. Anderson            Chairman, President, Chief
1750 Hennepin Avenue          Executive Officer and Director
Minneapolis, MN 55403

Herbert F. Hansmeyer          Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan           Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Jerry E. Robertson        Director
220-13E-29/3M Center
St. Paul, MN 55144

Dr. Gerhard Rupprecht         Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Edward J. Bonach              Senior Vice President, Chief
1750 Hennepin Avenue          Financial Officer and Treasurer
Minneapolis, MN 55403

Alan A. Grove                 Vice President-Law & Secretary
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James               President - Individual
1750 Hennepin Avenue          Division
Minneapolis, MN 55403

Ronald L. Wobbeking           President-Mass Marketing Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Rev. Dennis Dease             Director
c/o University of St. Thomas
215 Summit Avenue
St. Paul, MN 55105-1096

James R. Campbell             Director
c/o Norwest Corp.
Norwest Center
Sixth & Marquette
Minneapolis, MN 55479-0116



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Pre-Effective Amendment No. 1 (File No. 811-05618)

Item  27.        Number  of  Contract  Owners

As of February 14, 1997, there were 12 qualified Contract Owners and 37 non-qualified Contract Owners with Contracts in the separate account

Item  28.        Indemnification

The Bylaws of the Insurance Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item  29.        Principal  Underwriters

    a.    NALAC  Financial  Plans, LLC  is  the  principal underwriter for the
Contracts.    It  also  is  the  principal  underwriter  for:

                          Allianz  Life  Variable  Account  A
                          Preferred  Life  Variable  Account  C

     b.  The following are the officers and directors of NALAC Financial Plans,
LLC:

                        Positions and Offices
Business Address        with Underwriter
----------------------  ----------------------

James P. Kelso          Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Alan A. Grove           Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates        Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403



Item  30.        Location  of  Accounts  and  Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item  31.        Management  Services

Not  Applicable

Item  32.        Undertakings

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             REPRESENTATIONS

The Insurance Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                              SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 24th day of April, 1997.

                                         ALLIANZ  LIFE
                                         VARIABLE  ACCOUNT  B
                                         (Registrant)


                                         By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                             OF  NORTH  AMERICA
                                                 (Depositor)



                                         By:/s/  ALAN  A.  GROVE
                                            --------------------------------



                                         ALLIANZ  LIFE  INSURANCE  COMPANY
                                         OF  NORTH  AMERICA
                                            (Depositor)



                                          By:/s/  ALAN  A.  GROVE
                                             ------------------------------






Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title

                         Chairman of the Board,
Lowell C. Anderson*      President                     4-24-97
Lowell C. Anderson       and Chief Executive Officer

Herbert F. Hansmeyer*    Director                      4-24-97
Herbert F. Hansmeyer

Michael P. Sullivan*     Director                      4-24-97
Michael P. Sullivan

Dr. Jerry E. Robertson*  Director                      4-24-97
Dr. Jerry E. Robertson

Dr. Gerhard Rupprecht*   Director                      4-24-97
Dr. Gerhard Rupprecht

Edward J. Bonach*        Chief Financial Officer       4-24-97
Edward J. Bonach

Rev. Dennis Dease*       Director                      4-24-97
Rev. Dennis Dease

James R. Campbell*       Director                      4-24-97
James R. Campbell


                                         *By    Power  of  Attorney


                                          By:  /s/  ALAN  A.  GROVE
                                              --------------------------------
                                              Alan  A.  Grove
                                              Attorney-in-Fact


                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 1

                                      TO

                                   FORM N-4

                       ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA





                              INDEX TO EXHIBITS



EXHIBIT                                                                   PAGE


99.B9        Opinion  and  Consent  of  Counsel

99.B10       Independent  Auditors'  Consent

99.B13       Calculation  of  Performance  Data